THE ADVISORS’ INNER CIRCLE FUND III	LGIM America Long Duration U.S. Credit Fund July 31, 2023 (Unaudited)

SCHEDULE OF INVESTMENTS CORPORATE OBLIGATIONS — 83.7%

	Face Amount	Value
COMMUNICATION SERVICES — 10.6%
Alphabet
1.900%, 08/15/2040	$65,000	$44,410
America Movil
6.125%, 03/30/2040	85,000	89,707
AT&T
4.500%, 05/15/2035	235,000	211,937
3.650%, 09/15/2059	195,000	130,033
3.550%, 09/15/2055	760,000	510,888
Charter Communications Operating
4.800%, 03/01/2050	105,000	79,425
3.700%, 04/01/2051	200,000	126,536
3.500%, 06/01/2041	205,000	137,874
Comcast
2.987%, 11/01/2063	30,000	18,815
2.937%, 11/01/2056	418,000	268,316
2.887%, 11/01/2051	250,000	166,120
Meta Platforms
5.750%, 05/15/2063	20,000	20,716
5.600%, 05/15/2053	225,000	231,538
4.450%, 08/15/2052	82,000	71,634
NBCUniversal Media
4.450%, 01/15/2043	205,000	182,759
Paramount Global
5.850%, 09/01/2043	285,000	238,604
4.375%, 03/15/2043	50,000	34,642
Time Warner Cable
5.875%, 11/15/2040	200,000	176,579
4.500%, 09/15/2042	90,000	67,162
T-Mobile USA
5.800%, 09/15/2062	35,000	35,056
3.000%, 02/15/2041	115,000	83,285
Verizon Communications
3.550%, 03/22/2051	280,000	202,891
3.400%, 03/22/2041	240,000	182,365
2.987%, 10/30/2056	235,000	144,473
Vodafone Group
5.625%, 02/10/2053	45,000	43,625
4.250%, 09/17/2050	65,000	51,692

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America Long Duration U.S. Credit Fund July 31, 2023 (Unaudited)

SCHEDULE OF INVESTMENTS CORPORATE OBLIGATIONS — continued

	Face Amount	Value
COMMUNICATION SERVICES (continued)
Walt Disney
4.625%, 03/23/2040	$35,000	$33,231
3.600%, 01/13/2051	90,000	69,574
3.500%, 05/13/2040	170,000	138,691
2.750%, 09/01/2049	135,000	89,006
Warnermedia Holdings
5.391%, 03/15/2062	35,000	28,434
5.141%, 03/15/2052	145,000	117,475
5.050%, 03/15/2042	225,000	187,458

		4,214,951

CONSUMER DISCRETIONARY — 3.8%
Amazon.com
3.950%, 04/13/2052	170,000	145,741
3.100%, 05/12/2051	170,000	124,463
2.875%, 05/12/2041	90,000	68,709
General Motors
5.150%, 04/01/2038	90,000	81,182
Home Depot
4.950%, 09/15/2052	70,000	68,789
3.900%, 06/15/2047	5,000	4,202
3.625%, 04/15/2052	148,000	116,583
3.350%, 04/15/2050	115,000	87,116
3.300%, 04/15/2040	170,000	137,404
3.125%, 12/15/2049	110,000	79,342
2.375%, 03/15/2051	20,000	12,199
Lowe’s
5.625%, 04/15/2053	245,000	243,302
4.450%, 04/01/2062	55,000	44,260
4.250%, 04/01/2052	30,000	24,328
Target
2.950%, 01/15/2052	30,000	20,709
University of Southern California
3.028%, 10/01/2039	285,000	229,197

		1,487,526

CONSUMER STAPLES — 7.2%
7-Eleven
2.800%, 02/10/2051 (A)	. 35,000	21,976

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America Long Duration U.S. Credit Fund July 31, 2023 (Unaudited)

SCHEDULE OF INVESTMENTS CORPORATE OBLIGATIONS — continued

	Face Amount	Value
CONSUMER STAPLES (continued)
2.500%, 02/10/2041 (A)	$85,000	$56,059
Anheuser-Busch
4.900%, 02/01/2046	520,000	492,870
4.700%, 02/01/2036	405,000	392,811
Anheuser-Busch InBev Worldwide
5.550%, 01/23/2049	200,000	207,356
BAT Capital
7.750%, 10/19/2032	30,000	33,160
4.758%, 09/06/2049	55,000	41,723
4.540%, 08/15/2047	185,000	137,020
4.390%, 08/15/2037	270,000	213,651
3.734%, 09/25/2040	25,000	17,699
Constellation Brands
4.100%, 02/15/2048	85,000	68,573
JBS USA LUX
6.500%, 12/01/2052 (A)	200,000	195,747
4.375%, 02/02/2052 (A)	85,000	61,401
3.000%, 05/15/2032 (A)	85,000	66,585
Kenvue
5.200%, 03/22/2063 (A)	25,000	25,178
5.100%, 03/22/2043 (A)	55,000	55,117
5.050%, 03/22/2053 (A)	160,000	160,988
Kraft Heinz Foods
5.500%, 06/01/2050	30,000	29,692
5.200%, 07/15/2045	85,000	80,419
4.875%, 10/01/2049	57,000	51,840
4.375%, 06/01/2046	20,000	16,973
Nestle Holdings
4.000%, 09/24/2048 (A)	35,000	30,565
3.900%, 09/24/2038 (A)	80,000	71,487
PepsiCo
2.625%, 10/21/2041	9,000	6,732
Philip Morris International
4.125%, 03/04/2043	115,000	93,622
Walmart
4.500%, 04/15/2053	100,000	96,338
2.650%, 09/22/2051	5,000	3,495

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America Long Duration U.S. Credit Fund July 31, 2023 (Unaudited)

SCHEDULE OF INVESTMENTS CORPORATE OBLIGATIONS — continued

	Face Amount	Value
CONSUMER STAPLES (continued)
2.500%, 09/22/2041	$139,000	$102,008

		2,831,085

ENERGY — 8.2%
Apache
5.350%, 07/01/2049	55,000	45,538
BP Capital Markets America
3.379%, 02/08/2061	55,000	38,767
3.060%, 06/17/2041	80,000	60,173
3.001%, 03/17/2052	90,000	61,530
3.000%, 02/24/2050	5,000	3,462
2.939%, 06/04/2051	125,000	84,742
Columbia Pipeline Group
5.800%, 06/01/2045	60,000	55,907
ConocoPhillips
3.800%, 03/15/2052	65,000	52,355
Diamondback Energy
4.250%, 03/15/2052	15,000	11,627
Energy Transfer
6.250%, 04/15/2049	20,000	19,685
5.400%, 10/01/2047	115,000	101,795
5.150%, 02/01/2043	35,000	30,050
5.150%, 03/15/2045	400,000	346,592
5.000%, 05/15/2050	40,000	33,816
4.900%, 03/15/2035	85,000	78,386
Enterprise Products Operating
4.950%, 10/15/2054	85,000	77,334
4.900%, 05/15/2046	20,000	18,298
4.450%, 02/15/2043	20,000	17,520
4.250%, 02/15/2048	115,000	96,737
4.200%, 01/31/2050	5,000	4,146
3.300%, 02/15/2053	15,000	10,603
3.200%, 02/15/2052	90,000	62,667
Exxon Mobil
4.327%, 03/19/2050	5,000	4,476
4.227%, 03/19/2040	135,000	123,542
3.452%, 04/15/2051	80,000	61,442
3.095%, 08/16/2049	35,000	25,390

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America Long Duration U.S. Credit Fund July 31, 2023 (Unaudited)

SCHEDULE OF INVESTMENTS CORPORATE OBLIGATIONS — continued

	Face Amount	Value
ENERGY (continued)
Hess
6.000%, 01/15/2040	$5,000	$4,993
5.800%, 04/01/2047	115,000	112,521
Kinder Morgan
5.550%, 06/01/2045	65,000	60,690
5.450%, 08/01/2052	15,000	13,849
5.200%, 03/01/2048	65,000	57,930
5.050%, 02/15/2046	50,000	43,534
3.600%, 02/15/2051	35,000	24,389
3.250%, 08/01/2050	55,000	35,602
Kinder Morgan Energy Partners
6.375%, 03/01/2041	45,000	45,338
Marathon Petroleum
4.750%, 09/15/2044	50,000	42,241
MPLX
4.950%, 03/14/2052	50,000	42,467
4.500%, 04/15/2038	150,000	129,337
Occidental Petroleum
6.600%, 03/15/2046	10,000	10,598
6.200%, 03/15/2040	35,000	35,344
Phillips 66
4.900%, 10/01/2046	50,000	44,073
3.300%, 03/15/2052	65,000	44,849
Sabal Trail Transmission
4.832%, 05/01/2048 (A)	30,000	25,930
4.682%, 05/01/2038 (A)	55,000	50,109
Shell International Finance BV
4.125%, 05/11/2035	115,000	106,744
3.750%, 09/12/2046	115,000	93,397
3.000%, 11/26/2051	20,000	13,932
Southern Natural Gas
4.800%, 03/15/2047 (A)	50,000	41,752
Suncor Energy
3.750%, 03/04/2051	45,000	32,979
Texas Eastern Transmission
4.150%, 01/15/2048 (A)	85,000	67,479
TotalEnergies Capital International
3.127%, 05/29/2050	205,000	147,328
2.986%, 06/29/2041	80,000	60,179

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America Long Duration U.S. Credit Fund July 31, 2023 (Unaudited)

SCHEDULE OF INVESTMENTS CORPORATE OBLIGATIONS — continued

	Face Amount	Value
ENERGY (continued)
TransCanada PipeLines
4.750%, 05/15/2038	$55,000	$48,898
Williams
6.300%, 04/15/2040	120,000	125,682
5.750%, 06/24/2044	135,000	132,022
3.500%, 10/15/2051	15,000	10,454

		3,231,220

FINANCIALS — 10.2%
American International Group
4.375%, 06/30/2050	85,000	72,756
Arthur J Gallagher
5.750%, 03/02/2053	55,000	55,234
ASB Bank
2.375%, 10/22/2031 (A)	20,000	15,979
Banco Santander
6.921%, 08/08/2033	20,000	20,000
Bank of America
6.000%, 10/15/2036	80,000	85,083
3.311%, U.S. SOFR + 1.580%, 04/22/2042 (B)	265,000	204,148
2.572%, U.S. SOFR + 1.210%, 10/20/2032 (B)	65,000	52,780
Bank of America MTN
2.972%, U.S. SOFR + 1.330%, 02/04/2033 (B)	50,000	41,760
2.676%, U.S. SOFR + 1.930%, 06/19/2041 (B)	325,000	230,095
BAT Capital
7.081%, 08/02/2053	60,000	–
7.079%, 08/02/2043	35,000	35,000
Berkshire Hathaway Finance
4.200%, 08/15/2048	85,000	76,400
Blackstone Holdings Finance
2.000%, 01/30/2032 (A)	45,000	33,754
Citigroup
3.878%, TSFR3M + 1.430%, 01/24/2039 (B)	90,000	75,383
2.904%, U.S. SOFR + 1.379%, 11/03/2042 (B)	65,000	46,009
2.561%, U.S. SOFR + 1.167%, 05/01/2032 (B)	90,000	73,399
Commonwealth Bank of Australia MTN
3.743%, 09/12/2039 (A)	50,000	37,637
Corebridge Financial
4.400%, 04/05/2052	85,000	67,998

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America Long Duration U.S. Credit Fund July 31, 2023 (Unaudited)

SCHEDULE OF INVESTMENTS CORPORATE OBLIGATIONS — continued

	Face Amount	Value
FINANCIALS (continued)
4.350%, 04/05/2042	$20,000	$16,266
3.900%, 04/05/2032	85,000	74,961
Goldman Sachs Group
5.150%, 05/22/2045	35,000	32,873
4.017%, TSFR3M + 1.635%, 10/31/2038 (B)	240,000	203,603
3.436%, U.S. SOFR + 1.632%, 02/24/2043 (B)	90,000	68,562
Goldman Sachs Group MTN
4.800%, 07/08/2044	110,000	101,017
JPMorgan Chase
5.350%, U.S. SOFR + 1.845%, 06/01/2034 (B)	120,000	120,866
3.328%, U.S. SOFR + 1.580%, 04/22/2052 (B)	120,000	88,233
3.109%, TSFR3M + 2.460%, 04/22/2041 (B)	255,000	193,658
1.953%, U.S. SOFR + 1.065%, 02/04/2032 (B)	235,000	187,004
Lloyds Banking Group
4.976%, H15T1Y + 2.300%, 08/11/2033 (B)	65,000	60,983
MetLife
5.875%, 02/06/2041	10,000	10,348
5.250%, 01/15/2054	155,000	150,950
5.000%, 07/15/2052	15,000	14,075
4.721%, 12/15/2044	85,000	75,839
Morgan Stanley
5.948%, H15T5Y + 2.430%, 01/19/2038 (B)	25,000	24,776
5.297%, U.S. SOFR + 2.620%, 04/20/2037 (B)	10,000	9,473
4.375%, 01/22/2047	5,000	4,467
Nasdaq
6.100%, 06/28/2063	25,000	25,221
5.950%, 08/15/2053	15,000	15,306
Prudential Financial
3.935%, 12/07/2049	50,000	39,908
S&P Global
3.900%, 03/01/2062	10,000	8,167
3.700%, 03/01/2052	5,000	4,033
Travelers
5.450%, 05/25/2053	70,000	72,901
Truist Financial MTN
5.867%, U.S. SOFR + 2.361%, 06/08/2034 (B)	85,000	85,722
5.122%, U.S. SOFR + 1.852%, 01/26/2034 (B)	40,000	38,247
UBS MTN
4.500%, 06/26/2048 (A)	25,000	22,641

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America Long Duration U.S. Credit Fund July 31, 2023 (Unaudited)

SCHEDULE OF INVESTMENTS CORPORATE OBLIGATIONS — continued

	Face Amount	Value
FINANCIALS (continued)
UBS Group
4.988%, H15T1Y + 2.400%, 08/05/2033 (A),(B)	$90,000	$84,601
US Bancorp
5.836%, U.S. SOFR + 2.260%, 06/12/2034 (B)	40,000	40,570
4.839%, U.S. SOFR + 1.600%, 02/01/2034 (B)	15,000	14,100
2.491%, H15T5Y + 0.950%, 11/03/2036 (B)	120,000	90,141
Wells Fargo
5.557%, U.S. SOFR + 1.990%, 07/25/2034 (B)	210,000	210,960
Wells Fargo MTN
4.900%, 11/17/2045	50,000	43,994
4.611%, U.S. SOFR + 2.130%, 04/25/2053 (B)	205,000	179,751
4.400%, 06/14/2046	315,000	257,144
3.350%, U.S. SOFR + 1.500%, 03/02/2033 (B)	50,000	42,913
Westpac Banking
5.405%, H15T1Y + 2.680%, 08/10/2033 (B)	30,000	28,488
3.133%, 11/18/2041	50,000	33,470
3.020%, H15T5Y + 1.530%, 11/18/2036 (B)	45,000	34,519

		4,034,166

HEALTH CARE — 12.3%
Abbott Laboratories
4.900%, 11/30/2046	65,000	64,901
AbbVie
4.700%, 05/14/2045	30,000	27,216
4.500%, 05/14/2035	105,000	99,555
4.250%, 11/21/2049	436,000	374,222
4.050%, 11/21/2039	403,000	350,431
Amgen
5.750%, 03/02/2063	35,000	35,183
5.650%, 03/02/2053	20,000	20,064
5.600%, 03/02/2043	90,000	89,503
4.400%, 05/01/2045	30,000	25,691
3.150%, 02/21/2040	105,000	79,695
BayCare Health System
3.831%, 11/15/2050	15,000	12,048
Baylor Scott & White Holdings
2.839%, 11/15/2050	50,000	33,135
Boston Scientific
4.700%, 03/01/2049	5,000	4,634

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America Long Duration U.S. Credit Fund July 31, 2023 (Unaudited)

SCHEDULE OF INVESTMENTS CORPORATE OBLIGATIONS — continued

	Face Amount	Value
HEALTH CARE (continued)
4.550%, 03/01/2039	$38,000	$35,035
Bristol-Myers Squibb
3.550%, 03/15/2042	65,000	53,085
2.550%, 11/13/2050	78,000	49,424
2.350%, 11/13/2040	35,000	24,288
CVS Health
6.000%, 06/01/2063	65,000	65,917
5.875%, 06/01/2053	79,000	80,188
5.625%, 02/21/2053	25,000	24,576
5.125%, 07/20/2045	94,000	86,398
5.050%, 03/25/2048	51,000	46,465
4.780%, 03/25/2038	115,000	106,010
2.700%, 08/21/2040	170,000	118,088
Danaher
2.800%, 12/10/2051	123,000	83,143
2.600%, 10/01/2050	20,000	13,203
DH Europe Finance II Sarl
3.400%, 11/15/2049	30,000	23,145
3.250%, 11/15/2039	85,000	68,731
Elevance Health
5.125%, 02/15/2053	100,000	96,343
3.600%, 03/15/2051	65,000	49,406
Eli Lilly
4.950%, 02/27/2063	95,000	95,301
4.875%, 02/27/2053	92,000	93,027
4.150%, 03/15/2059	15,000	13,125
GE HealthCare Technologies
6.377%, 11/22/2052	35,000	38,760
Gilead Sciences
4.750%, 03/01/2046	5,000	4,691
4.600%, 09/01/2035	80,000	76,690
4.500%, 02/01/2045	30,000	27,045
4.150%, 03/01/2047	15,000	12,869
2.800%, 10/01/2050	130,000	86,646
HCA
5.125%, 06/15/2039	35,000	32,267
4.375%, 03/15/2042 (A)	20,000	16,302
Kaiser Foundation Hospitals
4.150%, 05/01/2047	55,000	47,489

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America Long Duration U.S. Credit Fund July 31, 2023 (Unaudited)

SCHEDULE OF INVESTMENTS CORPORATE OBLIGATIONS — continued

	Face Amount	Value
HEALTH CARE (continued)
3.266%, 11/01/2049	$50,000	$36,558
3.002%, 06/01/2051	115,000	79,991
2.810%, 06/01/2041	85,000	61,680
Merck
5.150%, 05/17/2063	55,000	55,531
5.000%, 05/17/2053	85,000	85,304
4.900%, 05/17/2044	125,000	123,643
2.350%, 06/24/2040	5,000	3,557
New York and Presbyterian Hospital
2.606%, 08/01/2060	15,000	8,606
2.256%, 08/01/2040	15,000	10,073
Northwell Healthcare
4.260%, 11/01/2047	. 30,000	24,247
Novartis Capital
4.400%, 05/06/2044	30,000	28,323
Pfizer
2.550%, 05/28/2040	115,000	83,852
Pfizer Investment Enterprises Pte
5.340%, 05/19/2063	274,000	274,830
5.300%, 05/19/2053	111,000	114,016
5.110%, 05/19/2043	250,000	247,863
Roche Holdings
2.607%, 12/13/2051 (A)	171,000	113,901
Sutter Health
3.361%, 08/15/2050	35,000	24,583
Thermo Fisher Scientific
2.800%, 10/15/2041	80,000	58,878
UnitedHealth Group
6.050%, 02/15/2063	65,000	72,823
5.950%, 02/15/2041	5,000	5,365
5.875%, 02/15/2053	110,000	120,930
5.800%, 03/15/2036	10,000	10,722
5.050%, 04/15/2053	10,000	9,853
4.950%, 05/15/2062	20,000	19,112
4.750%, 05/15/2052	95,000	89,516
4.625%, 07/15/2035	5,000	4,895
3.250%, 05/15/2051	158,000	116,227

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America Long Duration U.S. Credit Fund July 31, 2023 (Unaudited)

SCHEDULE OF INVESTMENTS CORPORATE OBLIGATIONS — continued

	Face Amount	Value
HEALTH CARE (continued)
3.050%, 05/15/2041	$240,000	$183,096

		4,851,910

INDUSTRIALS — 7.4%
AerCap Ireland Capital DAC
3.850%, 10/29/2041	55,000	41,519
3.300%, 01/30/2032	225,000	184,180
Boeing
5.930%, 05/01/2060	35,000	34,992
5.805%, 05/01/2050	390,000	392,336
5.705%, 05/01/2040	505,000	504,725
Burlington Northern Santa Fe
4.150%, 04/01/2045	270,000	234,085
2.875%, 06/15/2052	80,000	53,986
Canadian Pacific Railway
6.125%, 09/15/2115	85,000	87,104
3.100%, 12/02/2051	90,000	62,791
3.000%, 12/02/2041	20,000	16,233
Carrier Global
3.577%, 04/05/2050	65,000	48,198
3.377%, 04/05/2040	80,000	61,651
Caterpillar
4.750%, 05/15/2064	80,000	75,379
General Dynamics
2.850%, 06/01/2041	30,000	22,377
Lockheed Martin
5.900%, 11/15/2063	. 25,000	28,043
5.700%, 11/15/2054	. 60,000	65,712
5.200%, 02/15/2055	35,000	35,639
4.500%, 05/15/2036	85,000	81,465
Norfolk Southern
4.550%, 06/01/2053	10,000	8,908
Northrop Grumman
5.150%, 05/01/2040	20,000	19,545
4.950%, 03/15/2053	25,000	24,047
4.030%, 10/15/2047	240,000	202,210
RTX
4.500%, 06/01/2042	380,000	343,758
3.030%, 03/15/2052	45,000	30,630

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America Long Duration U.S. Credit Fund July 31, 2023 (Unaudited)

SCHEDULE OF INVESTMENTS CORPORATE OBLIGATIONS — continued

	Face Amount	Value
INDUSTRIALS (continued)
Union Pacific
3.799%, 10/01/2051	$155,000	$126,160
3.500%, 02/14/2053	35,000	26,895
3.375%, 02/14/2042	20,000	15,975
2.973%, 09/16/2062	135,000	87,272
Union Pacific MTN
3.550%, 08/15/2039	30,000	24,895

		2,940,710

INFORMATION TECHNOLOGY — 7.1%
Analog Devices
2.950%, 10/01/2051	45,000	31,244
2.800%, 10/01/2041	80,000	58,915
Apple
3.850%, 05/04/2043	30,000	26,646
2.650%, 02/08/2051	230,000	157,326
2.375%, 02/08/2041	620,000	450,915
Broadcom
3.500%, 02/15/2041 (A)	90,000	66,833
Intel
5.900%, 02/10/2063	75,000	77,520
5.700%, 02/10/2053	80,000	81,596
5.625%, 02/10/2043	15,000	15,163
5.050%, 08/05/2062	70,000	65,054
4.900%, 08/05/2052	150,000	139,322
4.750%, 03/25/2050	35,000	31,471
3.734%, 12/08/2047	85,000	66,300
KLA
4.950%, 07/15/2052	65,000	63,039
Microsoft
3.450%, 08/08/2036	115,000	103,708
2.921%, 03/17/2052	205,000	149,541
2.525%, 06/01/2050	30,000	20,469
NVIDIA
3.500%, 04/01/2040	50,000	42,581
Oracle
6.900%, 11/09/2052	280,000	313,749
6.250%, 11/09/2032	20,000	21,135
5.550%, 02/06/2053	50,000	47,957

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America Long Duration U.S. Credit Fund July 31, 2023 (Unaudited)

SCHEDULE OF INVESTMENTS CORPORATE OBLIGATIONS — continued

	Face Amount	Value
INFORMATION TECHNOLOGY (continued)
4.125%, 05/15/2045	$150,000	$118,116
4.000%, 11/15/2047	20,000	15,342
3.950%, 03/25/2051	100,000	75,140
3.650%, 03/25/2041	290,000	223,607
3.600%, 04/01/2050	20,000	14,228
Salesforce
3.050%, 07/15/2061	35,000	23,382
2.900%, 07/15/2051	65,000	44,853
2.700%, 07/15/2041	125,000	90,774
Visa
2.700%, 04/15/2040	215,000	163,928

		2,799,854

MATERIALS — 1.4%
Freeport-McMoRan
5.450%, 03/15/2043	211,000	196,553
International Flavors & Fragrances
5.000%, 09/26/2048	20,000	17,173
3.468%, 12/01/2050 (A)	239,000	159,561
3.268%, 11/15/2040 (A)	170,000	119,947
Minera Mexico
4.500%, 01/26/2050 (A)	100,000	79,722

		572,956

REAL ESTATE — 2.5%
Agree
2.600%, 06/15/2033	90,000	69,082
Alexandria Real Estate Equities
5.150%, 04/15/2053	75,000	69,082
3.550%, 03/15/2052	115,000	80,259
Extra Space Storage
2.350%, 03/15/2032	35,000	27,520
Prologis
5.250%, 06/15/2053	55,000	54,212
Regency Centers
4.650%, 03/15/2049	120,000	99,584
Simon Property Group
5.850%, 03/08/2053	80,000	80,652
Spirit Realty
3.200%, 02/15/2031	220,000	180,169

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America Long Duration U.S. Credit Fund July 31, 2023 (Unaudited)

SCHEDULE OF INVESTMENTS CORPORATE OBLIGATIONS — continued

	Face Amount	Value
REAL ESTATE (continued)
Sun Communities Operating
5.700%, 01/15/2033	$35,000	$34,502
4.200%, 04/15/2032	125,000	110,197
2.700%, 07/15/2031	95,000	75,699
VICI Properties
5.625%, 05/15/2052	130,000	119,086

		1,000,044

UTILITIES — 13.0%
AEP Texas
3.450%, 01/15/2050	115,000	81,925
AEP Transmission
3.650%, 04/01/2050	65,000	50,733
Ameren Illinois
5.900%, 12/01/2052	35,000	37,971
4.500%, 03/15/2049	115,000	102,965
American Water Capital
3.450%, 05/01/2050	80,000	59,619
Arizona Public Service
3.500%, 12/01/2049	35,000	24,391
Baltimore Gas and Electric
2.900%, 06/15/2050	85,000	56,477
Berkshire Hathaway Energy
4.250%, 10/15/2050	65,000	52,566
CenterPoint Energy Houston Electric
3.600%, 03/01/2052	35,000	26,910
Commonwealth Edison
3.000%, 03/01/2050	120,000	82,067
Consolidated Edison of New York
6.150%, 11/15/2052	. 45,000	49,430
Constellation Energy Generation
6.250%, 10/01/2039	63,000	64,777
5.750%, 10/01/2041	50,000	48,593
5.600%, 06/15/2042	190,000	184,034
Consumers Energy
4.200%, 09/01/2052	20,000	16,968
2.500%, 05/01/2060	67,000	37,927
Dominion Energy
4.850%, 08/15/2052	20,000	17,862

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America Long Duration U.S. Credit Fund July 31, 2023 (Unaudited)

SCHEDULE OF INVESTMENTS CORPORATE OBLIGATIONS — continued

	Face Amount	Value
UTILITIES (continued)
Duke Energy Carolinas
5.400%, 01/15/2054	$63,000	$63,710
4.000%, 09/30/2042	240,000	198,671
3.550%, 03/15/2052	30,000	22,550
Duke Energy Florida
6.350%, 09/15/2037	150,000	162,787
Duke Energy Ohio
5.650%, 04/01/2053	25,000	25,686
4.300%, 02/01/2049	170,000	141,768
East Ohio Gas
3.000%, 06/15/2050 (A)	. 115,000	73,289
Emera US Finance
4.750%, 06/15/2046	31,000	24,965
Entergy
3.750%, 06/15/2050	85,000	61,766
Entergy Arkansas
2.650%, 06/15/2051	140,000	86,837
Entergy Louisiana
4.750%, 09/15/2052	20,000	18,117
3.100%, 06/15/2041	120,000	89,874
Entergy Texas
5.000%, 09/15/2052	35,000	32,679
Exelon
4.950%, 06/15/2035	120,000	114,274
FirstEnergy Transmission
5.450%, 07/15/2044 (A)	50,000	46,618
4.550%, 04/01/2049 (A)	35,000	29,103
Florida Power & Light
4.125%, 02/01/2042	120,000	104,451
Georgia Power
3.700%, 01/30/2050	90,000	69,208
Idaho Power
4.200%, 03/01/2048	40,000	33,672
Idaho Power MTN
5.500%, 03/15/2053	7,000	7,120
Indiana Michigan Power
5.625%, 04/01/2053	80,000	82,975
MidAmerican Energy
3.150%, 04/15/2050	80,000	55,393

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America Long Duration U.S. Credit Fund July 31, 2023 (Unaudited)

SCHEDULE OF INVESTMENTS CORPORATE OBLIGATIONS — continued

	Face Amount	Value
UTILITIES (continued)
Monongahela Power
5.400%, 12/15/2043 (A)	$75,000	$71,705
Nevada Power
5.900%, 05/01/2053	35,000	35,800
NextEra Energy Capital Holdings
5.250%, 02/28/2053	55,000	52,651
NiSource
4.375%, 05/15/2047	80,000	67,316
Northern States Power
5.100%, 05/15/2053	50,000	48,874
4.500%, 06/01/2052	35,000	31,307
2.900%, 03/01/2050	90,000	60,957
NSTAR Electric
4.950%, 09/15/2052	50,000	48,426
Oglethorpe Power
5.375%, 11/01/2040	120,000	111,375
4.500%, 04/01/2047	55,000	45,229
3.750%, 08/01/2050	255,000	187,596
Oncor Electric Delivery
7.250%, 01/15/2033	120,000	137,741
5.300%, 06/01/2042	155,000	155,651
4.950%, 09/15/2052	55,000	52,638
3.700%, 05/15/2050	200,000	155,784
Pacific Gas and Electric
6.750%, 01/15/2053	130,000	130,300
6.700%, 04/01/2053	40,000	40,002
4.950%, 07/01/2050	45,000	36,024
4.500%, 07/01/2040	100,000	78,796
4.200%, 06/01/2041	85,000	63,411
3.500%, 08/01/2050	115,000	74,460
3.300%, 08/01/2040	20,000	13,729
PacifiCorp
6.000%, 01/15/2039	80,000	79,164
5.500%, 05/15/2054	193,000	175,589
3.300%, 03/15/2051	90,000	59,787
PECO Energy
4.375%, 08/15/2052	35,000	30,769
Potomac Electric Power
4.150%, 03/15/2043	85,000	72,379

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America Long Duration U.S. Credit Fund July 31, 2023 (Unaudited)

SCHEDULE OF INVESTMENTS CORPORATE OBLIGATIONS — continued

	Face Amount	Value
UTILITIES (continued)
PPL Electric Utilities
3.000%, 10/01/2049	$115,000	$80,115
Public Service of Colorado
6.250%, 09/01/2037	90,000	94,884
2.700%, 01/15/2051	80,000	49,853
San Diego Gas & Electric
3.320%, 04/15/2050	30,000	21,266
Sempra
4.000%, 02/01/2048	5,000	3,901
3.800%, 02/01/2038	80,000	66,531
Southern California Gas
5.750%, 06/01/2053	65,000	66,312
Tucson Electric Power
4.000%, 06/15/2050	5,000	3,845
Virginia Electric and Power
5.450%, 04/01/2053	77,000	77,517

		5,122,412

TOTAL CORPORATE OBLIGATIONS
(Cost $36,453,854)		33,086,834

U.S. TREASURY OBLIGATIONS — 6.7%

U.S. Treasury Bonds
3.875%, 05/15/2043	45,000	43,017
3.625%, 02/15/2053	1,940,000	1,809,959
U.S. Treasury Note
3.375%, 05/15/2033	825,000	786,715

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $2,682,524)		2,639,691

MUNICIPAL BONDS — 5.1%

CALIFORNIA — 1.9%
Bay Area, Toll Authority, RB
6.263%, 04/01/2049	100,000	116,131
California State, GO
7.600%, 11/01/2040	100,000	126,301
7.550%, 04/01/2039	230,000	285,538

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America Long Duration U.S. Credit Fund July 31, 2023 (Unaudited)

SCHEDULE OF INVESTMENTS MUNICIPAL BONDS — continued

	Face Amount	Value
CALIFORNIA (continued)
Regents of the University of California Medical Center Pooled Revenue, Ser H, GO
6.548%, 05/15/2048	$100,000	$115,772
San Diego County, Water Authority, RB
6.138%, 05/01/2049	110,000	122,406

		766,148

NEW JERSEY — 1.1%
New Jersey, Turnpike Authority, RB
7.414%, 01/01/2040	350,000	432,446

NEW YORK — 0.4%
New York & New Jersey, Port Authority, RB
4.458%, 10/01/2062	150,000	136,729

TEXAS — 1.7%
Dallas County, Hospital District, Ser C, GO
5.621%, 08/15/2044	257,000	269,282
Grand Parkway Transportation, Sub-Ser E, RB
5.184%, 10/01/2042	125,000	125,528
North Texas, Tollway Authority, RB
6.718%, 01/01/2049	100,000	121,094
Texas State, GO
5.517%, 04/01/2039	165,000	174,331

		690,235

TOTAL MUNICIPAL BONDS
(Cost $2,331,353)		2,025,558

SOVEREIGN DEBT — 2.3%

Indonesia Government International Bond
5.450%, 09/20/2052	20,000	20,575
4.650%, 09/20/2032	50,000	49,345
Mexico Government International Bond
6.350%, 02/09/2035	45,000	47,386
6.338%, 05/04/2053	45,000	46,110
5.750%, 10/12/2110	155,000	138,583
5.000%, 04/27/2051	155,000	134,621
4.280%, 08/14/2041	55,000	45,526

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America Long Duration U.S. Credit Fund July 31, 2023 (Unaudited)

SCHEDULE OF INVESTMENTS SOVEREIGN DEBT — continued

	Face Amount	Value
Perusahaan Penerbit SBSN Indonesia III
3.550%, 06/09/2051 (A)	$20,000	$15,397
Philippine Government International Bond
5.950%, 10/13/2047	35,000	38,376
5.609%, 04/13/2033	30,000	31,625
3.200%, 07/06/2046	105,000	77,999
2.950%, 05/05/2045	65,000	46,727
Republic of Poland Government International Bond
5.500%, 04/04/2053	70,000	71,168
Uruguay Government International Bond
5.100%, 06/18/2050	120,000	119,908

TOTAL SOVEREIGN DEBT
(Cost $947,956)		883,346

TOTAL INVESTMENTS— 97.8%
(Cost $42,415,687)		$38,635,429

Percentages are based on Net Assets of $39,516,904.

(A)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On July 31, 2023, the value of these securities amounted to $1,936,494, representing 4.9% of the Net Assets of the Fund.

(B)

Variable or floating rate security. The rate shown is effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

DAC — Designated Activity Company

GO — General Obligation

MTN — Medium Term Note

RB — Revenue Bond

SOFR — Secured Overnight Financing Rate

Ser — Series

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America U.S. Credit Fund July 31, 2023 (Unaudited)

SCHEDULE OF INVESTMENTS CORPORATE OBLIGATIONS — 93.7%

	Face Amount	Value
COMMUNICATION SERVICES — 5.9%
America Movil
4.375%, 04/22/2049	$25,000	$21,473
3.625%, 04/22/2029	30,000	27,526
AT&T
3.800%, 12/01/2057	30,000	20,855
3.650%, 09/15/2059	35,000	23,339
2.550%, 12/01/2033	100,000	77,111
Charter Communications Operating
6.384%, 10/23/2035	30,000	29,468
4.908%, 07/23/2025	40,000	39,374
3.700%, 04/01/2051	5,000	3,163
3.500%, 06/01/2041	10,000	6,726
Comcast
3.969%, 11/01/2047	30,000	24,757
3.950%, 10/15/2025	40,000	39,064
3.400%, 04/01/2030	20,000	18,343
3.375%, 08/15/2025	40,000	38,684
3.150%, 03/01/2026	40,000	38,278
2.937%, 11/01/2056	40,000	25,676
2.887%, 11/01/2051	40,000	26,579
Meta Platforms
5.750%, 05/15/2063	10,000	10,358
5.600%, 05/15/2053	105,000	108,051
4.450%, 08/15/2052	20,000	17,472
Paramount Global
5.850%, 09/01/2043	85,000	71,163
4.375%, 03/15/2043	5,000	3,464
Sprint Spectrum
4.738%, 03/20/2025 (A)	2,500	2,470
Time Warner Cable
7.300%, 07/01/2038	10,000	10,193
6.750%, 06/15/2039	10,000	9,670
6.550%, 05/01/2037	40,000	38,450
5.875%, 11/15/2040	10,000	8,829
4.500%, 09/15/2042	10,000	7,462
T-Mobile USA
5.800%, 09/15/2062	20,000	20,032
3.500%, 04/15/2025	90,000	87,041

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America U.S. Credit Fund July 31, 2023 (Unaudited)

SCHEDULE OF INVESTMENTS CORPORATE OBLIGATIONS — continued

	Face Amount	Value
COMMUNICATION SERVICES (continued)
Verizon Communications
3.550%, 03/22/2051	$15,000	$10,869
3.400%, 03/22/2041	185,000	140,573
Walt Disney
6.650%, 11/15/2037	10,000	11,401
6.550%, 03/15/2033	20,000	22,028
4.625%, 03/23/2040	10,000	9,495
3.600%, 01/13/2051	25,000	19,326
3.500%, 05/13/2040	5,000	4,079
2.750%, 09/01/2049	20,000	13,186
2.000%, 09/01/2029	40,000	34,076
Warnermedia Holdings
5.391%, 03/15/2062	15,000	12,186
5.141%, 03/15/2052	30,000	24,305
5.050%, 03/15/2042	65,000	54,155

		1,210,750

CONSUMER DISCRETIONARY — 3.5%
Amazon.com
3.950%, 04/13/2052	35,000	30,006
3.875%, 08/22/2037	30,000	27,166
3.100%, 05/12/2051	40,000	29,285
1.650%, 05/12/2028	40,000	35,010
Aptiv
2.396%, 02/18/2025	50,000	47,548
BMW US Capital
3.900%, 04/09/2025 (A)	40,000	39,101
General Motors
6.250%, 10/02/2043	10,000	9,827
5.150%, 04/01/2038	20,000	18,041
Home Depot
4.500%, 09/15/2032	2,000	1,968
3.900%, 06/15/2047	5,000	4,202
3.625%, 04/15/2052	55,000	43,325
3.500%, 09/15/2056	30,000	22,785
3.350%, 04/15/2050	25,000	18,938
3.250%, 04/15/2032	45,000	40,307
1.375%, 03/15/2031	45,000	35,440

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America U.S. Credit Fund July 31, 2023 (Unaudited)

SCHEDULE OF INVESTMENTS CORPORATE OBLIGATIONS — continued

	Face Amount	Value
CONSUMER DISCRETIONARY (continued)
Lowe’s
5.625%, 04/15/2053	$90,000	$89,376
5.150%, 07/01/2033	85,000	84,901
4.250%, 04/01/2052	25,000	20,274
Massachusetts Institute of Technology
5.600%, 07/01/2111	50,000	55,129
Northwestern University
3.662%, 12/01/2057	10,000	8,159
University of Notre Dame du Lac
3.394%, 02/15/2048	20,000	16,016
University of Southern California
5.250%, 10/01/2111	20,000	19,620
Volkswagen Group of America Finance
4.625%, 11/13/2025 (A)	10,000	9,807

		706,231

CONSUMER STAPLES — 6.8%
7-Eleven
1.300%, 02/10/2028 (A)	35,000	29,669
Alimentation Couche-Tard
2.950%, 01/25/2030 (A)	30,000	25,691
Anheuser-Busch
4.900%, 02/01/2046	30,000	28,435
4.700%, 02/01/2036	100,000	96,990
Anheuser-Busch InBev Worldwide
5.550%, 01/23/2049	25,000	25,920
4.600%, 04/15/2048	139,000	126,887
BAT Capital
7.750%, 10/19/2032	15,000	16,580
6.421%, 08/02/2033	70,000	–
4.390%, 08/15/2037	70,000	55,391
3.222%, 08/15/2024	90,000	87,578
3.215%, 09/06/2026	120,000	112,216
2.259%, 03/25/2028	80,000	69,163
JBS USA LUX
5.750%, 04/01/2033 (A)	170,000	163,095
3.000%, 02/02/2029 (A)	45,000	38,546
Kenvue
5.200%, 03/22/2063 (A)	10,000	10,071

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America U.S. Credit Fund July 31, 2023 (Unaudited)

SCHEDULE OF INVESTMENTS CORPORATE OBLIGATIONS — continued

	Face Amount	Value
CONSUMER STAPLES (continued)
5.100%, 03/22/2043 (A)	$20,000	$20,043
5.050%, 03/22/2053 (A)	55,000	55,340
Kraft Heinz Foods
5.200%, 07/15/2045	15,000	14,192
4.375%, 06/01/2046	10,000	8,487
Mars
4.750%, 04/20/2033 (A)	210,000	207,142
3.950%, 04/01/2049 (A)	20,000	16,554
Nestle Holdings
4.000%, 09/24/2048 (A)	10,000	8,733
Philip Morris International
5.625%, 11/17/2029	75,000	76,639
5.125%, 11/17/2027	40,000	40,096
Reynolds American
4.450%, 06/12/2025	80,000	78,356

		1,411,814

ENERGY — 7.5%
BP Capital Markets America
4.893%, 09/11/2033	125,000	123,513
3.379%, 02/08/2061	5,000	3,524
3.060%, 06/17/2041	30,000	22,565
3.001%, 03/17/2052	40,000	27,346
3.000%, 02/24/2050	15,000	10,385
2.939%, 06/04/2051	20,000	13,559
2.772%, 11/10/2050	20,000	13,128
Cheniere Energy Partners
5.950%, 06/30/2033 (A)	105,000	106,244
Chevron USA
3.250%, 10/15/2029	70,000	64,775
Columbia Pipeline Group
5.800%, 06/01/2045	10,000	9,318
Energy Transfer
6.125%, 12/15/2045	40,000	38,318
5.550%, 02/15/2028	75,000	75,285
5.400%, 10/01/2047	30,000	26,555
5.350%, 05/15/2045	10,000	8,718
5.300%, 04/15/2047	10,000	8,749
4.950%, 06/15/2028	60,000	58,565

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America U.S. Credit Fund July 31, 2023 (Unaudited)

SCHEDULE OF INVESTMENTS CORPORATE OBLIGATIONS — continued

	Face Amount	Value
ENERGY (continued)
4.000%, 10/01/2027	$30,000	$28,314
Enterprise Products Operating
4.250%, 02/15/2048	65,000	54,677
3.750%, 02/15/2025	50,000	48,781
EOG Resources
4.375%, 04/15/2030	30,000	29,416
Equities
7.000%, 02/01/2030	25,000	26,359
3.625%, 05/15/2031 (A)	40,000	34,636
Exxon Mobil
4.227%, 03/19/2040	5,000	4,576
3.452%, 04/15/2051	40,000	30,721
3.095%, 08/16/2049	15,000	10,881
Hess
4.300%, 04/01/2027	60,000	57,906
Marathon Petroleum
4.700%, 05/01/2025	90,000	88,892
Midwest Connector Capital
3.900%, 04/01/2024 (A)	80,000	78,559
MPLX
4.500%, 04/15/2038	30,000	25,867
1.750%, 03/01/2026	85,000	77,609
Sabal Trail Transmission
4.246%, 05/01/2028 (A)	90,000	85,742
Sabine Pass Liquefaction
5.900%, 09/15/2037 (A)	45,000	45,553
Spectra Energy Partners
3.375%, 10/15/2026	40,000	37,750
Tennessee Gas Pipeline
7.000%, 10/15/2028	30,000	32,049
Texas Eastern Transmission
4.150%, 01/15/2048 (A)	10,000	7,939
TotalEnergies Capital International
3.461%, 07/12/2049	35,000	26,808
3.127%, 05/29/2050	50,000	35,934
2.986%, 06/29/2041	30,000	22,567
Williams
5.800%, 11/15/2043	30,000	29,277

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America U.S. Credit Fund July 31, 2023 (Unaudited)

SCHEDULE OF INVESTMENTS CORPORATE OBLIGATIONS — continued

	Face Amount	Value
ENERGY (continued)
2.600%, 03/15/2031	$15,000	$12,432

		1,543,792

FINANCIALS — 28.6%
American International Group
4.375%, 06/30/2050	35,000	29,958
ANZ New Zealand Int’l
1.250%, 06/22/2026 (A)	100,000	89,015
ASB Bank
1.625%, 10/22/2026 (A)	70,000	61,998
BAE Systems Holdings
3.850%, 12/15/2025 (A)	10,000	9,635
Banco Bilbao Vizcaya Argentaria
1.125%, 09/18/2025	70,000	63,695
Banco Santander
5.588%, 08/08/2028	120,000	120,000
2.706%, 06/27/2024	120,000	116,481
Bank of America
3.311%, U.S. SOFR + 1.580%, 04/22/2042 (B)	35,000	26,963
2.572%, U.S. SOFR + 1.210%, 10/20/2032 (B)	35,000	28,420
Bank of America MTN
4.948%, U.S. SOFR + 2.040%, 07/22/2028 (B)	150,000	147,523
4.183%, 11/25/2027	90,000	85,859
3.458%, TSFR3M + 1.232%, 03/15/2025 (B)	250,000	245,988
2.972%, U.S. SOFR + 1.330%, 02/04/2033 (B)	20,000	16,704
2.676%, U.S. SOFR + 1.930%, 06/19/2041 (B)	105,000	74,338
Barclays
3.932%, ICE LIBOR USD 3 Month + 1.610%, 05/07/2025 (B)	70,000	68,751
BAT Capital
7.081%, 08/02/2053	30,000	–
7.079%, 08/02/2043	20,000	20,000
Blackstone Holdings Finance
2.000%, 01/30/2032 (A)	25,000	18,752
BNP Paribas
5.125%, H15T1Y + 1.450%, 01/13/2029 (A),(B)	65,000	63,880
2.219%, U.S. SOFR + 2.074%, 06/09/2026 (A),(B)	60,000	56,107
1.323%, U.S. SOFR + 1.004%, 01/13/2027 (A),(B)	100,000	89,522

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America U.S. Credit Fund July 31, 2023 (Unaudited)

SCHEDULE OF INVESTMENTS CORPORATE OBLIGATIONS — continued

	Face Amount	Value
FINANCIALS (continued)
BPCE
1.652%, U.S. SOFR + 1.520%, 10/06/2026 (A),(B)	$50,000	$45,314
Canadian Imperial Bank of Commerce
5.615%, 07/17/2026	95,000	95,320
Citigroup
5.500%, 09/13/2025	50,000	49,724
4.300%, 11/20/2026	10,000	9,606
3.887%, TSFR3M + 1.825%, 01/10/2028 (B)	10,000	9,479
3.200%, 10/21/2026	20,000	18,763
2.976%, U.S. SOFR + 1.422%, 11/05/2030 (B)	10,000	8,675
2.904%, U.S. SOFR + 1.379%, 11/03/2042 (B)	30,000	21,235
Corebridge Financial
3.900%, 04/05/2032	40,000	35,276
3.850%, 04/05/2029	75,000	69,039
3.500%, 04/04/2025	65,000	62,462
Credit Agricole
1.247%, U.S. SOFR + 0.892%, 01/26/2027 (A),(B)	70,000	62,571
Credit Suisse NY
4.750%, 08/09/2024	145,000	142,492
Credit Suisse NY MTN
3.700%, 02/21/2025	105,000	100,927
Deutsche Bank NY
0.962%, 11/08/2023	70,000	68,876
0.898%, 05/28/2024	90,000	86,157
Fidelity National Information Services
2.250%, 03/01/2031	45,000	36,714
GA Global Funding Trust
3.850%, 04/11/2025 (A)	90,000	86,497
1.950%, 09/15/2028 (A)	80,000	67,427
1.000%, 04/08/2024 (A)	100,000	95,993
Goldman Sachs Group
4.411%, TSFR3M + 1.692%, 04/23/2039 (B)	20,000	17,656
3.500%, 01/23/2025	50,000	48,437
3.436%, U.S. SOFR + 1.632%, 02/24/2043 (B)	15,000	11,427
3.210%, U.S. SOFR + 1.513%, 04/22/2042 (B)	50,000	37,044
2.640%, U.S. SOFR + 1.114%, 02/24/2028 (B)	70,000	63,403
2.600%, 02/07/2030	15,000	12,739

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America U.S. Credit Fund July 31, 2023 (Unaudited)

SCHEDULE OF INVESTMENTS CORPORATE OBLIGATIONS — continued

	Face Amount	Value
FINANCIALS (continued)
1.992%, U.S. SOFR + 1.090%, 01/27/2032 (B)	$5,000	$3,933
1.948%, U.S. SOFR + 0.913%, 10/21/2027 (B)	100,000	89,187
1.431%, U.S. SOFR + 0.798%, 03/09/2027 (B)	150,000	134,453
ING Groep
4.625%, 01/06/2026 (A)	50,000	48,878
3.869%, U.S. SOFR + 1.640%, 03/28/2026 (B)	85,000	82,095
JPMorgan Chase
4.565%, U.S. SOFR + 1.750%, 06/14/2030 (B)	90,000	86,624
4.250%, 10/01/2027	30,000	29,061
3.328%, U.S. SOFR + 1.580%, 04/22/2052 (B)	30,000	22,058
2.069%, U.S. SOFR + 1.015%, 06/01/2029 (B)	80,000	68,976
Lloyds Banking Group
4.976%, H15T1Y + 2.300%, 08/11/2033 (B)	30,000	28,146
4.716%, H15T1Y + 1.750%, 08/11/2026 (B)	105,000	102,816
Macquarie Group MTN
6.207%, 11/22/2024 (A)	105,000	104,996
MetLife
5.250%, 01/15/2054	35,000	34,086
Morgan Stanley
5.948%, H15T5Y + 2.430%, 01/19/2038 (B)	15,000	14,866
5.449%, U.S. SOFR + 1.630%, 07/20/2029 (B)	60,000	60,121
5.297%, U.S. SOFR + 2.620%, 04/20/2037 (B)	5,000	4,736
5.123%, U.S. SOFR + 1.730%, 02/01/2029 (B)	45,000	44,503
4.210%, U.S. SOFR + 1.610%, 04/20/2028 (B)	80,000	76,851
Morgan Stanley MTN
4.300%, 01/27/2045	50,000	43,898
2.475%, U.S. SOFR + 1.000%, 01/21/2028 (B)	60,000	54,285
2.188%, U.S. SOFR + 1.990%, 04/28/2026 (B)	100,000	94,121
Nasdaq
5.550%, 02/15/2034	55,000	55,470
Nationwide Building Society MTN
2.972%, U.S. SOFR + 1.290%, 02/16/2028 (A),(B)	80,000	72,332
PNC Financial Services Group
5.582%, U.S. SOFR + 1.841%, 06/12/2029 (B)	85,000	85,134
2.600%, 07/23/2026	130,000	120,757
RGA Global Funding
2.700%, 01/18/2029 (A)	25,000	21,699

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America U.S. Credit Fund July 31, 2023 (Unaudited)

SCHEDULE OF INVESTMENTS CORPORATE OBLIGATIONS — continued

	Face Amount	Value
FINANCIALS (continued)
Royal Bank of Canada MTN
2.300%, 11/03/2031	$30,000	$24,363
S&P Global
2.450%, 03/01/2027	40,000	36,931
Santander UK Group Holdings
6.833%, U.S. SOFR + 2.749%, 11/21/2026 (B)	75,000	76,091
Toronto-Dominion Bank
5.532%, 07/17/2026	65,000	65,302
5.523%, 07/17/2028	95,000	95,985
Truist Bank
3.200%, 04/01/2024	110,000	108,081
2.250%, 03/11/2030	10,000	7,983
Truist Financial MTN
6.047%, U.S. SOFR + 2.050%, 06/08/2027 (B)	20,000	20,027
5.867%, U.S. SOFR + 2.361%, 06/08/2034 (B)	45,000	45,382
5.122%, U.S. SOFR + 1.852%, 01/26/2034 (B)	15,000	14,343
4.873%, U.S. SOFR + 1.435%, 01/26/2029 (B)	70,000	67,682
2.850%, 10/26/2024	40,000	38,564
1.887%, U.S. SOFR + 0.862%, 06/07/2029 (B)	60,000	50,287
UBS Group
4.703%, H15T1Y + 2.050%, 08/05/2027 (A),(B)	175,000	169,823
4.488%, H15T1Y + 1.550%, 05/12/2026 (A),(B)	45,000	43,706
4.125%, 09/24/2025 (A)	20,000	19,239
US Bancorp
5.836%, U.S. SOFR + 2.260%, 06/12/2034 (B)	20,000	20,285
5.775%, U.S. SOFR + 2.020%, 06/12/2029 (B)	75,000	75,351
4.839%, U.S. SOFR + 1.600%, 02/01/2034 (B)	10,000	9,400
2.491%, H15T5Y + 0.950%, 11/03/2036 (B)	60,000	45,070
Wells Fargo
5.574%, U.S. SOFR + 1.740%, 07/25/2029 (B)	195,000	195,933
Wells Fargo MTN
4.650%, 11/04/2044	40,000	34,002
4.611%, U.S. SOFR + 2.130%, 04/25/2053 (B)	25,000	21,921
3.350%, U.S. SOFR + 1.500%, 03/02/2033 (B)	20,000	17,165
3.196%, TSFR3M + 1.432%, 06/17/2027 (B)	80,000	74,897
2.393%, U.S. SOFR + 2.100%, 06/02/2028 (B)	120,000	107,349

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America U.S. Credit Fund July 31, 2023 (Unaudited)

SCHEDULE OF INVESTMENTS CORPORATE OBLIGATIONS — continued

	Face Amount	Value
FINANCIALS (continued)
Westpac Banking
1.953%, 11/20/2028	$15,000	$12,890

		5,878,976

HEALTH CARE — 10.1%
Abbott Laboratories
4.900%, 11/30/2046	10,000	9,985
AbbVie
4.850%, 06/15/2044	20,000	18,539
4.550%, 03/15/2035	10,000	9,514
4.250%, 11/21/2049	143,000	122,738
4.050%, 11/21/2039	56,000	48,695
2.950%, 11/21/2026	170,000	159,417
Amgen
5.650%, 03/02/2053	5,000	5,016
5.600%, 03/02/2043	20,000	19,890
5.250%, 03/02/2030	30,000	30,156
4.400%, 05/01/2045	10,000	8,564
AstraZeneca
3.375%, 11/16/2025	30,000	28,917
Bristol-Myers Squibb
4.550%, 02/20/2048	9,000	8,197
2.550%, 11/13/2050	15,000	9,505
Centene
3.000%, 10/15/2030	225,000	188,266
2.500%, 03/01/2031	30,000	24,011
CVS Health
6.000%, 06/01/2063	15,000	15,212
5.875%, 06/01/2053	20,000	20,301
5.625%, 02/21/2053	5,000	4,915
5.250%, 01/30/2031	25,000	24,978
5.125%, 07/20/2045	20,000	18,382
3.000%, 08/15/2026	40,000	37,604
Eli Lilly
4.950%, 02/27/2063	35,000	35,111
4.875%, 02/27/2053	41,000	41,458
Gilead Sciences
4.000%, 09/01/2036	30,000	26,894
2.800%, 10/01/2050	25,000	16,663

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America U.S. Credit Fund July 31, 2023 (Unaudited)

SCHEDULE OF INVESTMENTS CORPORATE OBLIGATIONS — continued

	Face Amount	Value
HEALTH CARE (continued)
Kaiser Foundation Hospitals
4.150%, 05/01/2047	$30,000	$25,903
Merck
4.900%, 05/17/2044	65,000	64,294
4.500%, 05/17/2033	40,000	39,341
4.300%, 05/17/2030	95,000	92,756
Northwell Healthcare
4.260%, 11/01/2047	10,000	8,082
Pfizer Investment Enterprises Pte
5.340%, 05/19/2063	39,000	39,118
5.300%, 05/19/2053	21,000	21,571
5.110%, 05/19/2043	90,000	89,231
4.750%, 05/19/2033	225,000	223,517
Revvity
0.850%, 09/15/2024	70,000	66,219
Smith & Nephew
2.032%, 10/14/2030	40,000	32,231
Sutter Health
5.164%, 08/15/2033	60,000	59,737
Thermo Fisher Scientific
1.750%, 10/15/2028	20,000	17,260
1.215%, 10/18/2024	220,000	208,882
UnitedHealth Group
5.875%, 02/15/2053	70,000	76,955
4.750%, 05/15/2052	15,000	14,134
3.700%, 12/15/2025	30,000	29,062
2.300%, 05/15/2031	55,000	46,305

		2,087,526

INDUSTRIALS — 8.6%
AerCap Ireland Capital DAC
3.400%, 10/29/2033	35,000	27,998
3.300%, 01/30/2032	35,000	28,650
3.000%, 10/29/2028	60,000	52,325
2.450%, 10/29/2026	40,000	35,971
1.650%, 10/29/2024	110,000	103,948
Boeing
5.805%, 05/01/2050	115,000	115,689
5.150%, 05/01/2030	60,000	59,509

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America U.S. Credit Fund July 31, 2023 (Unaudited)

SCHEDULE OF INVESTMENTS CORPORATE OBLIGATIONS — continued

	Face Amount	Value
INDUSTRIALS (continued)
5.040%, 05/01/2027	$190,000	$188,450
3.250%, 02/01/2028	30,000	27,608
3.100%, 05/01/2026	60,000	56,784
2.196%, 02/04/2026	110,000	101,514
Burlington Northern Santa Fe
4.150%, 04/01/2045	60,000	52,019
Canadian Pacific Railway
6.125%, 09/15/2115	30,000	30,743
3.100%, 12/02/2051	25,000	17,442
Carrier Global
2.242%, 02/15/2025	7,000	6,651
Honeywell International
5.000%, 02/15/2033	90,000	91,453
John Deere Capital MTN
1.250%, 01/10/2025	115,000	108,750
L3Harris Technologies
5.400%, 07/31/2033	130,000	130,934
Lockheed Martin
5.900%, 11/15/2063	5,000	5,609
Norfolk Southern
4.550%, 06/01/2053	5,000	4,454
Northrop Grumman
5.150%, 05/01/2040	15,000	14,659
4.950%, 03/15/2053	10,000	9,619
2.930%, 01/15/2025	90,000	86,806
Regal Rexnord
6.400%, 04/15/2033 (A)	40,000	39,846
6.300%, 02/15/2030 (A)	100,000	99,595
6.050%, 02/15/2026 (A)	60,000	60,038
RTX
4.450%, 11/16/2038	30,000	27,346
3.950%, 08/16/2025	70,000	68,313
Siemens Financieringsmaatschappij
1.700%, 03/11/2028 (A)	100,000	86,963
Union Pacific
3.500%, 02/14/2053	20,000	15,368
3.375%, 02/14/2042	10,000	7,988
Union Pacific MTN
3.550%, 08/15/2039	5,000	4,149

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America U.S. Credit Fund July 31, 2023 (Unaudited)

SCHEDULE OF INVESTMENTS CORPORATE OBLIGATIONS — continued

	Face Amount	Value
INDUSTRIALS (continued)
United Airlines Class AA Pass Through Trust
4.150%, 08/25/2031	$28,613	$26,214

		1,793,405

INFORMATION TECHNOLOGY — 4.9%
Adobe
2.150%, 02/01/2027	110,000	101,173
Analog Devices
1.700%, 10/01/2028	40,000	34,401
Apple
3.250%, 02/23/2026	50,000	48,186
2.650%, 02/08/2051	120,000	82,083
2.375%, 02/08/2041	80,000	58,183
Broadcom
3.419%, 04/15/2033 (A)	70,000	58,525
3.137%, 11/15/2035 (A)	30,000	23,024
2.450%, 02/15/2031 (A)	30,000	24,347
Fiserv
3.200%, 07/01/2026	20,000	18,907
Intel
5.900%, 02/10/2063	40,000	41,344
5.700%, 02/10/2053	40,000	40,798
5.625%, 02/10/2043	10,000	10,109
4.900%, 08/05/2052	60,000	55,729
Mastercard
3.300%, 03/26/2027	30,000	28,689
Microsoft
2.525%, 06/01/2050	35,000	23,881
2.400%, 08/08/2026	40,000	37,472
Oracle
6.900%, 11/09/2052	25,000	28,013
6.250%, 11/09/2032	60,000	63,405
5.550%, 02/06/2053	25,000	23,978
4.000%, 11/15/2047	5,000	3,835
3.950%, 03/25/2051	20,000	15,028
3.850%, 07/15/2036	70,000	58,691
3.650%, 03/25/2041	25,000	19,276
3.600%, 04/01/2050	5,000	3,557

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America U.S. Credit Fund July 31, 2023 (Unaudited)

SCHEDULE OF INVESTMENTS CORPORATE OBLIGATIONS — continued

	Face Amount	Value
INFORMATION TECHNOLOGY (continued)
QUALCOMM
1.650%, 05/20/2032	$20,000	$15,699
Salesforce
2.900%, 07/15/2051	20,000	13,801
2.700%, 07/15/2041	10,000	7,262
Vontier
2.950%, 04/01/2031	90,000	71,332

		1,010,728

MATERIALS — 1.7%
Freeport-McMoRan
5.250%, 09/01/2029	67,000	65,746
4.625%, 08/01/2030	21,000	19,783
4.250%, 03/01/2030	10,000	9,227
International Flavors & Fragrances
3.468%, 12/01/2050 (A)	90,000	60,086
3.268%, 11/15/2040 (A)	90,000	63,501
2.300%, 11/01/2030 (A)	70,000	55,732
Minera Mexico
4.500%, 01/26/2050 (A)	30,000	23,917
PPG Industries
1.200%, 03/15/2026	50,000	44,990

		342,982

REAL ESTATE — 7.0%
Agree
4.800%, 10/01/2032	65,000	60,508
2.000%, 06/15/2028	80,000	66,941
Alexandria Real Estate Equities
4.750%, 04/15/2035	70,000	65,538
3.550%, 03/15/2052	35,000	24,427
2.950%, 03/15/2034	20,000	16,014
Equinix
2.625%, 11/18/2024	160,000	153,817
Extra Space Storage
5.500%, 07/01/2030	75,000	74,931
3.900%, 04/01/2029	80,000	73,889
Mid-America Apartments
1.100%, 09/15/2026	50,000	44,059

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America U.S. Credit Fund July 31, 2023 (Unaudited)

SCHEDULE OF INVESTMENTS CORPORATE OBLIGATIONS — continued

	Face Amount	Value
REAL ESTATE (continued)
Ontario Teachers’ Cadillac Fairview Properties Trust
2.500%, 10/15/2031 (A)	$80,000	$62,964
Prologis
2.250%, 01/15/2032	25,000	20,239
Public Storage
5.100%, 08/01/2033	45,000	45,038
Regency Centers
4.650%, 03/15/2049	25,000	20,747
Rexford Industrial Realty
2.150%, 09/01/2031	35,000	27,219
Scentre Group Trust 1
3.750%, 03/23/2027 (A)	10,000	9,406
3.500%, 02/12/2025 (A)	20,000	19,248
3.250%, 10/28/2025 (A)	10,000	9,444
Simon Property Group
1.750%, 02/01/2028	15,000	12,950
Spirit Realty
3.400%, 01/15/2030	20,000	17,241
3.200%, 02/15/2031	55,000	45,042
2.100%, 03/15/2028	40,000	34,095
Sun Communities Operating
4.200%, 04/15/2032	25,000	22,039
2.700%, 07/15/2031	35,000	27,889
2.300%, 11/01/2028	195,000	164,310
UDR MTN
3.500%, 01/15/2028	35,000	32,040
VICI Properties
4.950%, 02/15/2030	45,000	42,662
4.750%, 02/15/2028	140,000	134,229
4.625%, 12/01/2029 (A)	70,000	64,023
4.375%, 05/15/2025	40,000	39,017
4.125%, 08/15/2030 (A)	20,000	17,737

		1,447,703

UTILITIES — 9.1%
AES
3.300%, 07/15/2025 (A)	30,000	28,511
2.450%, 01/15/2031	10,000	8,158

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America U.S. Credit Fund July 31, 2023 (Unaudited)

SCHEDULE OF INVESTMENTS CORPORATE OBLIGATIONS — continued

	Face Amount	Value
UTILITIES (continued)
CenterPoint Energy Houston Electric
3.000%, 03/01/2032	$25,000	$21,538
2.900%, 07/01/2050	10,000	6,705
Cleco Corporate Holdings
3.375%, 09/15/2029	30,000	25,448
Commonwealth Edison
4.000%, 03/01/2049	20,000	16,382
3.200%, 11/15/2049	30,000	21,239
3.100%, 11/01/2024	20,000	19,415
3.000%, 03/01/2050	30,000	20,517
Constellation Energy Generation
6.250%, 10/01/2039	45,000	46,269
Consumers Energy
4.200%, 09/01/2052	10,000	8,484
3.500%, 08/01/2051	10,000	7,546
Dominion Energy
4.850%, 08/15/2052	10,000	8,931
3.375%, 04/01/2030	40,000	35,736
1.450%, 04/15/2026	140,000	126,799
DTE Energy
4.220%, 11/01/2024 (C)	105,000	103,137
Duke Energy Carolinas
2.850%, 03/15/2032	45,000	38,164
Duke Energy Ohio
4.300%, 02/01/2049	50,000	41,697
2.125%, 06/01/2030	20,000	16,602
Duke Energy Progress
4.100%, 05/15/2042	70,000	59,171
East Ohio Gas
3.000%, 06/15/2050 (A)	20,000	12,746
Entergy
2.950%, 09/01/2026	50,000	46,315
2.400%, 06/15/2031	40,000	32,281
Entergy Texas
3.550%, 09/30/2049	60,000	44,129
Eversource Energy
2.900%, 10/01/2024	50,000	48,338
Georgia Power
4.300%, 03/15/2043	60,000	50,531

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America U.S. Credit Fund July 31, 2023 (Unaudited)

SCHEDULE OF INVESTMENTS CORPORATE OBLIGATIONS — continued

	Face Amount	Value
UTILITIES (continued)
Indiana Michigan Power
4.250%, 08/15/2048	$10,000	$8,259
Indianapolis Power & Light
4.050%, 05/01/2046 (A)	30,000	24,087
Jersey Central Power & Light
2.750%, 03/01/2032 (A)	60,000	49,403
MidAmerican Energy
3.150%, 04/15/2050	60,000	41,544
National Rural Utilities Cooperative Finance
4.450%, 03/13/2026	45,000	44,548
NextEra Energy Capital Holdings
4.450%, 06/20/2025	155,000	152,498
Oglethorpe Power
5.375%, 11/01/2040	70,000	64,969
5.250%, 09/01/2050	50,000	45,826
Oncor Electric Delivery
4.950%, 09/15/2052	15,000	14,360
3.750%, 04/01/2045	40,000	32,274
3.700%, 05/15/2050	10,000	7,789
Pacific Gas and Electric
6.750%, 01/15/2053	67,000	67,155
6.700%, 04/01/2053	20,000	20,001
4.950%, 07/01/2050	10,000	8,005
4.500%, 07/01/2040	32,000	25,215
4.200%, 06/01/2041	5,000	3,730
2.500%, 02/01/2031	30,000	23,728
2.100%, 08/01/2027	70,000	60,389
Public Service of Colorado
3.200%, 03/01/2050	30,000	20,873
Public Service of New Hampshire
5.150%, 01/15/2053	70,000	69,672
Puget Energy
2.379%, 06/15/2028	60,000	51,768
Sempra
3.800%, 02/01/2038	20,000	16,633
Southern
1.750%, 03/15/2028	30,000	25,752
Southern California Gas
6.350%, 11/15/2052	34,000	37,581

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America U.S. Credit Fund July 31, 2023 (Unaudited)

SCHEDULE OF INVESTMENTS CORPORATE OBLIGATIONS — continued

	Face Amount	Value
UTILITIES (continued)
5.750%, 06/01/2053	$41,000	$41,828
4.300%, 01/15/2049	10,000	8,312
Union Electric
4.000%, 04/01/2048	20,000	16,136

		1,877,124

TOTAL CORPORATE OBLIGATIONS
(Cost $21,504,996)		19,311,031

U.S. TREASURY OBLIGATIONS — 4.7%

U.S. Treasury Bonds
3.875%, 05/15/2043	350,000	334,578
3.625%, 02/15/2053	450,000	419,836
U.S. Treasury Notes
4.125%, 06/15/2026	10,000	9,893
4.125%, 07/31/2028	115,000	114,721
4.000%, 06/30/2028	80,000	79,363
3.375%, 05/15/2033	20,000	19,072

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $989,078)		977,463

SOVEREIGN DEBT — 1.4%

Indonesia Government International Bond
4.650%, 09/20/2032	80,000	78,953
Israel Government International Bond
3.875%, 07/03/2050	20,000	16,101
Mexico Government International Bond
6.350%, 02/09/2035	30,000	31,590
6.338%, 05/04/2053	20,000	20,493
5.000%, 04/27/2051	15,000	13,028
Perusahaan Penerbit SBSN Indonesia III
3.550%, 06/09/2051 (A)	10,000	7,698
Philippine Government International Bond
5.609%, 04/13/2033	15,000	15,813
3.200%, 07/06/2046	30,000	22,285
2.950%, 05/05/2045	10,000	7,189

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America U.S. Credit Fund July 31, 2023 (Unaudited)

SCHEDULE OF INVESTMENTS SOVEREIGN DEBT — continued

	Face Amount	Value
Province of British Columbia Canada
4.200%, 07/06/2033	$50,000	$49,254
Republic of Poland Government International Bond
4.875%, 10/04/2033	25,000	24,697

TOTAL SOVEREIGN DEBT
(Cost $309,897)		287,101

MUNICIPAL BOND — 0.3%

CALIFORNIA — 0.3%
California State, GO
7.600%, 11/01/2040	50,000	63,150

TOTAL MUNICIPAL BOND
(Cost $83,964)		63,150

TOTAL INVESTMENTS— 100.1%
(Cost $22,887,935)		$20,638,745

Percentages are based on Net Assets of $20,612,843.

(A)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On July 31, 2023, the value of these securities amounted to $3,113,160, representing 15.1% of the Net Assets of the Fund.

(B)

Variable or floating rate security. The rate shown is effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(C)	Step Bonds – Represents the current rate, the step rate, the step date and the final maturity date.

DAC — Designated Activity Company

GO — General Obligation

ICE — Intercontinental Exchange

LIBOR — London Interbank Offered Rate

MTN — Medium Term Note

SOFR — Secured Overnight Financing Rate

TSFR3M — Term Secured Overnight Financing Rate 3 Month

USD — U.S. Dollar

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America Retirement Income 2040 Fund July 31, 2023 (Unaudited)

SCHEDULE OF INVESTMENTS EXCHANGE TRADED FUNDS — 100.5%

	Shares	Value
Legal & General Cash Flow Matched Bond Fund ,*	1,855	$17,467
Legal & General Long Duration U.S. Credit Fund ,*	2,205	16,471
Legal & General MSCI World Index Fund ,*	3,975	39,255
Legal & General U.S. Credit Fund ,*	1,858	15,480

TOTAL EXCHANGE TRADED FUNDS
(Cost $83,811)		88,673

TOTAL INVESTMENTS— 100.5%
(Cost $83,811)		$88,673

Percentages are based on Net Assets of $88,267.

*	Affiliated investment.

The following is a summary of the transactions with affiliated investments for the period ended July 31, 2023 ($ Thousands):

Value at 10/31/22	Purchases at Cost	Proceeds from Sales	Changes in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value at 7/31/2023	Shares	Dividend Income
LGIM America Cash Flow Matched Bond Fund
$ 17,897	$2,553	$(8,579)	$809	$(1,445)	$11,235	1,188	$60
LGIM America Long Duration U.S. Credit Fund
19,920	3,309	(11,890)	4,896	(3,743)	12,492	1,593	148
LGIM America MSCI World Index Fund
75,641	5,005	(60,358)	12,247	(6,028)	26,507	2,947	196
LGIM America U.S. Credit Fund
12,568	4,464	(7,405)	1,643	(1,873)	9,397	1,099	76
Totals:
$126,026	$15,331	$(88,232)	$19,595	$(13,089)	$59,631	6,827	$480

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America Cash Flow Matched Bond Fund July 31, 2023 (Unaudited)

SCHEDULE OF INVESTMENTS CORPORATE OBLIGATIONS — 98.4%

	Face Amount	Value
COMMUNICATION SERVICES — 8.3%
Alphabet
0.800%, 08/15/2027	$100,000	$87,149
AT&T
2.300%, 06/01/2027	225,000	201,613
Comcast
3.950%, 10/15/2025	100,000	97,660
3.550%, 05/01/2028	100,000	94,952
NTT Finance
1.162%, 04/03/2026 (A)	200,000	179,735
Paramount Global
4.750%, 05/15/2025	167,000	163,945
Verizon Communications
0.850%, 11/20/2025	400,000	361,338
0.750%, 03/22/2024	500,000	483,728
Walt Disney
1.750%, 08/30/2024	250,000	240,458
Warnermedia Holdings
3.755%, 03/15/2027	100,000	93,612

		2,004,190

CONSUMER DISCRETIONARY — 6.5%
Amazon.com
0.800%, 06/03/2025	200,000	185,672
BMW US Capital
0.750%, 08/12/2024 (A)	125,000	119,043
General Motors
4.000%, 04/01/2025	250,000	243,809
Home Depot
2.875%, 04/15/2027	150,000	140,937
Honda Motor
2.534%, 03/10/2027	100,000	92,102
Lowe’s
2.500%, 04/15/2026	300,000	281,114
McDonald’s MTN
1.450%, 09/01/2025	200,000	185,521
Starbucks
2.000%, 03/12/2027	100,000	90,303
Target
1.950%, 01/15/2027	200,000	183,720

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America Cash Flow Matched Bond Fund July 31, 2023 (Unaudited)

SCHEDULE OF INVESTMENTS CORPORATE OBLIGATIONS — continued

	Face Amount	Value
CONSUMER DISCRETIONARY (continued)
Toyota Motor Credit
5.450%, 11/10/2027	$50,000	$51,144

		1,573,365

CONSUMER STAPLES — 8.2%
Altria Group
2.350%, 05/06/2025	100,000	94,465
Cargill
3.625%, 04/22/2027 (A)	100,000	95,814
0.400%, 02/02/2024 (A)	100,000	97,310
Coca-Cola
1.450%, 06/01/2027	100,000	89,446
Colgate-Palmolive
4.600%, 03/01/2028	125,000	125,930
Diageo Capital
1.375%, 09/29/2025	200,000	184,887
Estee Lauder
4.375%, 05/15/2028	100,000	98,357
Hershey
4.250%, 05/04/2028	100,000	98,949
Hormel Foods
0.650%, 06/03/2024	100,000	95,936
Kenvue
5.050%, 03/22/2028 (A)	100,000	100,896
Mars
0.875%, 07/16/2026 (A)	200,000	177,603
McCormick
3.150%, 08/15/2024	150,000	146,121
PepsiCo
2.375%, 10/06/2026	150,000	140,900
Procter & Gamble
2.450%, 11/03/2026	200,000	187,341
Walmart
2.850%, 07/08/2024	250,000	244,135

		1,978,090

ENERGY — 4.7%
Chevron USA
3.850%, 01/15/2028	125,000	121,906

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America Cash Flow Matched Bond Fund July 31, 2023 (Unaudited)

SCHEDULE OF INVESTMENTS CORPORATE OBLIGATIONS — continued

	Face Amount	Value
ENERGY (continued)
ConocoPhillips
3.350%, 11/15/2024	$250,000	$243,101
Enterprise Products Operating
3.950%, 02/15/2027	100,000	96,603
Kinder Morgan
4.300%, 06/01/2025	150,000	146,802
Phillips
66 4.950%, 12/01/2027	125,000	124,428
Sabine Pass Liquefaction
5.000%, 03/15/2027	120,000	118,940
Shell International Finance BV
3.500%, 11/13/2023	285,000	283,191

		1,134,971

FINANCIALS — 29.5%
Aflac
2.875%, 10/15/2026	150,000	139,781
1.125%, 03/15/2026	100,000	89,832
American Express
5.850%, 11/05/2027	100,000	102,815
3.000%, 10/30/2024	100,000	96,977
Aon Global
3.500%, 06/14/2024	100,000	98,049
Bank of America MTN
3.593%, TSFR3M + 1.632%, 07/21/2028 (B)	100,000	93,295
3.559%, TSFR3M + 1.322%, 04/23/2027 (B)	100,000	94,915
0.981%, U.S. SOFR + 0.910%, 09/25/2025 (B)	125,000	118,102
Bank of Montreal MTN
2.650%, 03/08/2027	125,000	114,603
Bank of Nova Scotia
0.400%, 09/15/2023	200,000	198,663
Berkshire Hathaway Finance
2.300%, 03/15/2027	150,000	139,737
Charles Schwab
3.850%, 05/21/2025	125,000	121,138
Citibank
3.650%, 01/23/2024	200,000	198,048
Citigroup
3.200%, 10/21/2026	250,000	234,534

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America Cash Flow Matched Bond Fund July 31, 2023 (Unaudited)

SCHEDULE OF INVESTMENTS CORPORATE OBLIGATIONS — continued

	Face Amount	Value
FINANCIALS (continued)
CME Group
3.750%, 06/15/2028	$100,000	$96,511
Corebridge Financial
3.650%, 04/05/2027	175,000	164,642
European Investment Bank
0.375%, 07/24/2024	250,000	237,882
European Investment Bank MTN
3.125%, 12/14/2023	200,000	198,268
GA Global Funding Trust
0.800%, 09/13/2024 (A)	250,000	234,058
GATX
4.350%, 02/15/2024	100,000	98,914
Goldman Sachs Group
3.750%, 02/25/2026	100,000	96,009
3.625%, 02/20/2024	275,000	271,629
Inter-American Development Bank MTN
0.875%, 04/03/2025	300,000	279,687
International Bank for Reconstruction & Development
0.250%, 11/24/2023	350,000	344,322
Jackson Financial
1.125%, 11/22/2023	250,000	246,048
JPMorgan Chase
3.625%, 05/13/2024	200,000	196,939
1.561%, U.S. SOFR + 0.605%, 12/10/2025 (B)	450,000	424,496
Kreditanstalt fuer Wiederaufbau
0.375%, 07/18/2025	350,000	320,209
Metropolitan Life Global Funding I MTN
0.700%, 09/27/2024 (A)	220,000	207,408
Morgan Stanley MTN
3.875%, 04/29/2024	200,000	197,276
2.720%, U.S. SOFR + 1.152%, 07/22/2025 (B)	200,000	193,651
New York Life Global Funding
2.350%, 07/14/2026 (A)	200,000	184,284
Northwestern Mutual Global Funding
1.750%, 01/11/2027 (A)	100,000	89,429
PNC Financial Services Group
1.150%, 08/13/2026	125,000	110,807
Royal Bank of Canada MTN
1.400%, 11/02/2026	100,000	88,716

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America Cash Flow Matched Bond Fund July 31, 2023 (Unaudited)

SCHEDULE OF INVESTMENTS CORPORATE OBLIGATIONS — continued

	Face Amount	Value
FINANCIALS (continued)
S&P Global
2.450%, 03/01/2027	$200,000	$184,656
State Street
1.684%, U.S. SOFR + 0.560%, 11/18/2027 (B)	100,000	89,634
Toronto-Dominion Bank MTN
2.800%, 03/10/2027	200,000	183,880
1.950%, 01/12/2027	150,000	135,415
US Bancorp
1.450%, 05/12/2025	100,000	93,530
Wells Fargo MTN
3.550%, 09/29/2025	100,000	96,193
3.196%, TSFR3M + 1.432%, 06/17/2027 (B)	250,000	234,054

		7,139,036

HEALTH CARE — 9.2%
Abbott Laboratories
3.750%, 11/30/2026	100,000	97,638
Amgen
2.200%, 02/21/2027	125,000	113,486
Astrazeneca Finance
0.700%, 05/28/2024	100,000	96,099
Bristol-Myers Squibb
0.750%, 11/13/2025	155,000	141,517
Cigna Group
4.125%, 11/15/2025	100,000	97,618
CVS Health
3.625%, 04/01/2027	150,000	142,801
Elevance Health
4.101%, 03/01/2028	125,000	120,241
2.375%, 01/15/2025	100,000	95,641
GE HealthCare Technologies
5.650%, 11/15/2027	150,000	152,858
Gilead Sciences
0.750%, 09/29/2023	150,000	148,863
Johnson & Johnson
0.550%, 09/01/2025	150,000	137,382
Kaiser Foundation Hospitals
3.150%, 05/01/2027	100,000	94,484
Medtronic Global Holdings SCA
4.250%, 03/30/2028	125,000	122,186

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America Cash Flow Matched Bond Fund July 31, 2023 (Unaudited)

SCHEDULE OF INVESTMENTS CORPORATE OBLIGATIONS — continued

	Face Amount	Value
HEALTH CARE (continued)
Merck
1.700%, 06/10/2027	$125,000	$112,131
Pfizer
3.400%, 05/15/2024	150,000	147,547
Thermo Fisher Scientific
4.800%, 11/21/2027	155,000	156,026
UnitedHealth Group
3.700%, 12/15/2025	250,000	242,187

		2,218,705

INDUSTRIALS — 9.5%
AerCap Ireland Capital DAC
5.750%, 06/06/2028	100,000	99,619
Burlington Northern Santa Fe
3.650%, 09/01/2025	300,000	291,847
Canadian Pacific Railway
1.750%, 12/02/2026	325,000	292,352
Caterpillar Financial Services MTN
2.150%, 11/08/2024	175,000	168,285
Eaton
3.103%, 09/15/2027	100,000	93,592
Honeywell International
4.950%, 02/15/2028	100,000	101,420
John Deere Capital MTN
2.650%, 06/24/2024	270,000	263,282
Northrop Grumman
3.250%, 08/01/2023	250,000	250,000
Otis Worldwide
2.056%, 04/05/2025	100,000	94,612
Parker-Hannifin
4.250%, 09/15/2027	100,000	97,351
RTX
2.650%, 11/01/2026	300,000	279,055
Union Pacific
3.250%, 01/15/2025	100,000	97,212
Waste Management
0.750%, 11/15/2025	200,000	181,355

		2,309,982

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America Cash Flow Matched Bond Fund July 31, 2023 (Unaudited)

SCHEDULE OF INVESTMENTS CORPORATE OBLIGATIONS — continued

	Face Amount	Value
INFORMATION TECHNOLOGY — 6.8%
Apple
2.450%, 08/04/2026	$170,000	$159,349
Intel
3.750%, 08/05/2027	150,000	143,768
Mastercard
2.950%, 11/21/2026	100,000	94,611
Microsoft
2.400%, 08/08/2026	500,000	468,395
NVIDIA
0.584%, 06/14/2024	100,000	95,862
PayPal Holdings
2.650%, 10/01/2026	100,000	93,092
QUALCOMM
3.250%, 05/20/2027	100,000	94,909
Salesforce
0.625%, 07/15/2024	250,000	238,806
Texas Instruments
1.125%, 09/15/2026	185,000	165,935
Visa
3.150%, 12/14/2025	100,000	95,920

		1,650,647

MATERIALS — 0.4%
Ecolab
1.650%, 02/01/2027	100,000	89,902

REAL ESTATE — 7.9%
Alexandria Real Estate Equities
3.950%, 01/15/2027	200,000	189,845
ERP Operating
2.850%, 11/01/2026	250,000	233,018
Extra Space Storage
5.700%, 04/01/2028	200,000	201,327
Mid-America Apartments
1.100%, 09/15/2026	325,000	286,386
Prologis
2.125%, 04/15/2027	100,000	90,441
Public Storage
1.500%, 11/09/2026	300,000	269,526

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America Cash Flow Matched Bond Fund July 31, 2023 (Unaudited)

SCHEDULE OF INVESTMENTS CORPORATE OBLIGATIONS — continued

	Face Amount	Value
REAL ESTATE (continued)
Realty Income
4.625%, 11/01/2025	$150,000	$147,863
4.600%, 02/06/2024	100,000	99,255
Simon Property Group
2.000%, 09/13/2024	300,000	288,065
Spirit Realty
3.200%, 01/15/2027	100,000	90,696

		1,896,422

UTILITIES — 7.4%
American Water Capital
2.950%, 09/01/2027	100,000	92,367
CMS Energy
2.950%, 02/15/2027	100,000	92,259
Connecticut Light and Power
3.200%, 03/15/2027	100,000	94,176
Duke Energy Florida
3.200%, 01/15/2027	150,000	142,201
Entergy Louisiana
0.950%, 10/01/2024	100,000	94,946
Florida Power & Light
4.400%, 05/15/2028	80,000	78,663
National Rural Utilities Cooperative Finance MTN
1.000%, 10/18/2024	250,000	236,663
NextEra Energy Capital Holdings
1.875%, 01/15/2027	125,000	112,161
NiSource
5.250%, 03/30/2028	100,000	100,194
Oncor Electric Delivery
2.750%, 06/01/2024	175,000	170,580
Public Service Electric and Gas MTN
2.250%, 09/15/2026	200,000	185,406
Southern California Edison
5.300%, 03/01/2028	125,000	125,940
Southern California Gas
2.950%, 04/15/2027	175,000	163,871

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America Cash Flow Matched Bond Fund July 31, 2023 (Unaudited)

SCHEDULE OF INVESTMENTS CORPORATE OBLIGATIONS — continued

	Face Amount	Value
UTILITIES (continued)
Virginia Electric and Power
3.500%, 03/15/2027	$100,000	$94,976

		1,784,403

TOTAL CORPORATE OBLIGATIONS
(Cost $24,967,672)		23,779,713

TOTAL INVESTMENTS— 98.4%
(Cost $24,967,672)		$23,779,713

Percentages are based on Net Assets of $24,167,444.

(A)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On July 31, 2023, the value of these securities amounted to $1,485,580, representing 6.1% of the Net Assets of the Fund.

(B)

Variable or floating rate security. The rate shown is effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

MTN — Medium Term Note

SOFR — Secured Overnight Financing Rate

TSFR3M — Term Secured Overnight Financing Rate 3 Month

The open futures contracts held by the Fund at July 31, 2023, are as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
U.S. 5-Year Treasury Note	2	Apr-2023	$218,922	$218,484	$(438)

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America Global Developed Equity Index Fund July 31, 2023 (Unaudited)

SCHEDULE OF INVESTMENTS COMMON STOCK — 98.7%

	Shares	Value
COMMUNICATION SERVICES — 7.0%
Activision Blizzard	327	$30,333
Adevinta, Cl B (A)	103	762
Alphabet, Cl A (A)	2,562	340,029
Alphabet, Cl C (A)	2,314	308,017
AT&T	3,108	45,128
Atlanta Braves Holdings, Cl C (A)	–	11
Auto Trader Group (B)	384	3,183
BCE	29	1,253
Bollore	355	2,244
BT Group, Cl A	2,950	4,619
Cameco (A)	214	7,524
Capcom	100	4,499
Cellnex Telecom (A) (B)	244	9,964
Charter Communications, Cl A (A)	41	16,613
Comcast, Cl A	1,801	81,513
CyberAgent	200	1,262
Dentsu Group	100	3,340
Deutsche Telekom	1,417	30,914
Electronic Arts	121	16,499
Elisa	57	2,973
Embracer Group, Cl B (A)	370	1,064
Fox	189	6,216
Hakuhodo DY Holdings	100	1,148
HKT Trust & HKT	2,000	2,357
Informa	602	5,858
Infrastrutture Wireless Italiane (B)	136	1,707
Interpublic Group of	158	5,408
KDDI	600	17,659
Koei Tecmo Holdings	100	1,710
Koninklijke KPN	1,350	4,886
Liberty Broadband, Cl C (A)	56	4,991
Liberty Global (A)	138	2,727
Liberty Global, Cl A (A)	65	1,207
Liberty Media -Liberty Formula One, Cl C (A)	78	5,663
Liberty Media -Liberty SiriusXM (A)	70	2,228
Live Nation Entertainment (A)	67	5,879
Match Group (A)	119	5,535
Meta Platforms, Cl A (A)	953	303,626
Netflix (A)	192	84,282
News	157	3,112
Nexon	200	3,810
Nintendo	400	18,135
Nippon Telegraph & Telephone	12,500	14,313

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America Global Developed Equity Index Fund July 31, 2023 (Unaudited)

SCHEDULE OF INVESTMENTS COMMON STOCK — continued

	Shares	Value
COMMUNICATION SERVICES (continued)
Omnicom Group	86	$7,277
Orange	775	8,763
Paramount Global, Cl B	243	3,895
Pinterest, Cl A (A)	283	8,204
Publicis Groupe	110	8,880
Quebecor, Cl B	67	1,640
REA Group	21	2,222
ROBLOX, Cl A (A)	193	7,575
Rogers Communications, Cl B	142	6,218
Roku, Cl A (A)	47	4,525
Scout24 (B)	35	2,316
Sea ADR (A)	160	10,643
SEEK	134	2,241
Singapore Telecommunications (A)	3,300	6,601
Sirius XM Holdings	405	2,065
Snap, Cl A (A)	464	5,271
SoftBank	1,200	13,310
SoftBank Group	400	20,362
Spark New Zealand	747	2,403
Swisscom	12	7,711
Take-Two Interactive Software (A)	71	10,859
Tele2, Cl B	205	1,543
Telecom Italia (A)	4,001	1,154
Telefonica	2,112	9,003
Telefonica Deutschland Holding	419	1,129
Telenor	281	3,008
Telia	1,093	2,350
Telstra Group	1,669	4,776
TELUS	187	3,330
T-Mobile US (A)	256	35,269
Toho	100	3,894
Trade Desk, Cl A (A)	197	17,978
Universal Music Group	366	9,388
Verizon Communications	1,814	61,821
Vivendi	311	2,777
Vodafone Group	10,127	9,673
Walt Disney (A)	780	69,334
Warner Bros Discovery (A)	945	12,351
WPP	478	5,224
Z Holdings	1,100	3,060

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America Global Developed Equity Index Fund July 31, 2023 (Unaudited)

SCHEDULE OF INVESTMENTS COMMON STOCK — continued

	Shares	Value
COMMUNICATION SERVICES (continued)
ZoomInfo Technologies, Cl A (A)	126	$3,222

		1,817,466

CONSUMER DISCRETIONARY — 10.7%
Accor	68	2,564
adidas	67	13,555
Advance Auto Parts	25	1,860
Ageas	69	2,923
Airbnb, Cl A (A)	178	27,090
Aisin	100	3,244
Allianz	174	41,592
Amazon.com (A)	3,974	531,244
Aptiv (A)	119	13,029
Aramark	92	3,714
Aristocrat Leisure	241	6,367
AutoZone (A)	8	19,854
Bandai Namco Holdings	200	4,518
Barratt Developments	408	2,391
Bath & Body Works	106	3,928
Bayerische Motoren Werke	147	17,918
Berkeley Group Holdings	45	2,510
Best Buy	90	7,475
Booking Holdings (A)	16	47,533
BorgWarner	96	4,464
Bridgestone	300	12,427
BRP	22	2,024
Burberry Group	162	4,622
Burlington Stores (A)	27	4,796
Caesars Entertainment (A)	86	5,076
Canadian Tire, Cl A	23	3,159
CarMax (A)	65	5,370
Carnival (A	393	7,404
Chewy, Cl A (A)	36	1,220
Chipotle Mexican Grill, Cl A (A)	12	23,547
Cie Financiere Richemont, Cl A	223	35,877
Cie Generale des Etablissements Michelin SCA	312	10,213
Compass Group	779	20,264
Continental	44	3,513
Darden Restaurants	52	8,784
Deckers Outdoor (A)	11	5,981
Delivery Hero (A) (B)	65	2,949
Denso	200	13,891
Dick’s Sporting Goods	26	3,666

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America Global Developed Equity Index Fund July 31, 2023 (Unaudited)

SCHEDULE OF INVESTMENTS COMMON STOCK — continued

	Shares	Value
CONSUMER DISCRETIONARY (continued)
D’ieteren Group	13	$2,268
Dollar General	96	16,211
Dollar Tree (A)	99	15,279
Dollarama	116	7,641
Domino’s Pizza	15	5,951
DoorDash, Cl A (A)	110	9,987
DR Horton	138	17,529
Dufry (A)	42	2,164
eBay	230	10,237
Entain	235	4,180
Etsy (A)	51	5,184
Evolution (B)	84	10,358
Expedia Group (A)	65	7,964
Fast Retailing	100	24,996
Ferrari	53	16,981
Flutter Entertainment (A)	76	15,116
Ford Motor	1,675	22,127
Galaxy Entertainment Group (A)	1,000	7,257
Garmin	62	6,565
General Motors	603	23,137
Genting Singapore	2,400	1,697
Genuine Parts	57	8,876
Gildan Activewear	79	2,457
H & M Hennes & Mauritz, Cl B	294	4,938
Hasbro	52	3,357
Hermes International	14	31,040
Hilton Worldwide Holdings	111	17,259
Home Depot	435	145,221
Honda Motor	700	22,206
Hyatt Hotels, Cl A	21	2,653
Hydro One (B)	132	3,724
IDP Education	84	1,404
Iida Group Holdings	100	1,753
Industria de Diseno Textil	490	18,754
InterContinental Hotels Group	73	5,392
Isuzu Motors	200	2,590
JD Sports Fashion	1,032	2,089
Just Eat Takeaway.com (A) (B)	72	1,293
Kering	32	18,422
Kingfisher	846	2,668
Klepierre	81	2,151
Koito Manufacturing	100	1,835

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America Global Developed Equity Index Fund July 31, 2023 (Unaudited)

SCHEDULE OF INVESTMENTS COMMON STOCK — continued

	Shares	Value
CONSUMER DISCRETIONARY (continued)
La Francaise des Jeux SAEM (B)	38	$1,451
Las Vegas Sands	138	8,254
Lear	24	3,714
Lennar, Cl A	110	13,951
LKQ	112	6,136
Lottery	890	3,091
Lowe’s	258	60,442
Lucid Group (A)	359	2,732
Lululemon Athletica (A)	52	19,684
Marriott International, Cl A	111	22,401
Mazda Motor	200	1,976
McDonald’s	313	91,772
MercadoLibre (A)	20	24,761
Mercedes-Benz Group	374	29,871
MGM Resorts International (A)	119	6,042
Mohawk Industries (A)	24	2,552
Moncler	82	5,925
Next	53	4,794
NIKE, Cl B	537	59,279
Nissan Motor (A)	900	3,941
NVR (A)	1	6,306
O’Reilly Automotive (A)	26	24,070
Oriental Land	500	19,154
Pan Pacific International Holdings	200	3,949
Panasonic Holdings	900	11,134
Pandora	40	4,004
Pearson	303	3,362
Persimmon	128	1,904
Pool	16	6,156
Prosus (A)	337	26,690
PulteGroup	104	8,777
Puma	42	2,837
Rakuten Group (A)	400	1,561
Renault	77	3,378
Restaurant Brands International	139	10,641
Rivian Automotive, Cl A (A)	281	7,767
Ross Stores	147	16,852
Royal Caribbean Cruises (A)	92	10,038
Sands China (A)	1,200	4,578
SEB	11	1,232
Sekisui Chemical	200	3,035
Sekisui House	300	6,113

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America Global Developed Equity Index Fund July 31, 2023 (Unaudited)

SCHEDULE OF INVESTMENTS COMMON STOCK — continued

	Shares	Value
CONSUMER DISCRETIONARY (continued)
Sharp (A)	100	$594
Sodexo	35	3,592
Sony Group	500	46,797
Starbucks	492	49,972
Stellantis	993	20,356
Subaru	300	5,665
Sumitomo Electric Industries	300	3,838
Suzuki Motor	200	8,009
Swatch Group	41	5,311
Target	198	27,021
Taylor Wimpey	1,459	2,141
Tesla (A)	1,228	328,404
TJX	491	42,486
Toyota Motor	4,600	77,149
Tractor Supply	46	10,304
Ulta Beauty (A)	22	9,786
USS	100	1,731
Vail Resorts	16	3,768
Valeo	92	2,079
VF	134	2,655
Volkswagen	13	2,079
Volvo Car, Cl B (A)	276	1,364
Wesfarmers	496	16,542
Whirlpool	25	3,606
Whitbread	81	3,637
Wynn Resorts	42	4,577
Yamaha	100	3,866
Yamaha Motor	100	2,924
Yum! Brands	117	16,107
Zalando (A)	89	3,073
ZOZO	100	1,949

		2,733,156

CONSUMER STAPLES — 6.8%
Aeon	300	6,491
Ajinomoto	200	7,784
Albertsons, Cl A	117	2,542
Alimentation Couche-Tard	335	16,960
Altria Group	786	35,700
Anheuser-Busch InBev	373	21,347
Archer-Daniels-Midland	244	20,730
Asahi Group Holdings	200	7,866
Associated British Foods	143	3,762

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America Global Developed Equity Index Fund July 31, 2023 (Unaudited)

SCHEDULE OF INVESTMENTS COMMON STOCK — continued

	Shares	Value
CONSUMER STAPLES (continued)
Barry Callebaut	2	$3,745
Beiersdorf	40	5,181
British American Tobacco	928	31,149
Brown-Forman, Cl B	124	8,754
Budweiser Brewing APAC (B)	700	1,696
Bunge	72	7,824
Campbell Soup	79	3,620
Carlsberg, Cl B	40	5,999
Carrefour	254	5,080
Church & Dwight	99	9,471
Clorox	59	8,937
Coca-Cola	1,760	108,997
Coca-Cola Europacific Partners	82	5,198
Coca-Cola HBC	80	2,353
Coles Group	538	6,573
Colgate-Palmolive	340	25,928
Conagra Brands	193	6,332
Constellation Brands, Cl A	75	20,460
Costco Wholesale	191	107,088
Danone	286	17,462
Darling Ingredients (A)	73	5,055
Davide Campari-Milano	210	2,824
Diageo	973	42,425
Empire	68	1,847
Endeavour Group	545	2,226
Essity, Cl B	246	6,097
Estee Lauder, Cl A	99	17,820
General Mills	246	18,386
George Weston	31	3,570
Haleon	2,111	9,111
Heineken	118	11,565
Heineken Holding	46	3,771
HelloFresh (A)	66	1,880
Henkel & KGaA	42	2,934
Hershey	65	15,035
Hormel Foods	120	4,906
Imperial Brands	379	8,947
J M Smucker	44	6,629
J Sainsbury	710	2,528
Japan Tobacco	500	11,081
JDE Peet’s	40	1,207
Jeronimo Martins SGPS	115	3,131

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America Global Developed Equity Index Fund July 31, 2023 (Unaudited)

SCHEDULE OF INVESTMENTS COMMON STOCK — continued

	Shares	Value
CONSUMER STAPLES (continued)
Kao	200	$7,594
Kellogg	125	8,361
Kerry Group, Cl A	64	6,359
Kesko, Cl B	110	2,201
Keurig Dr Pepper	393	13,366
Kikkoman	100	5,753
Kimberly-Clark	146	18,849
Kirin Holdings	300	4,434
Kobe Bussan	100	2,663
Koninklijke Ahold Delhaize	409	14,114
Kraft Heinz	359	12,989
Kroger	285	13,862
Lamb Weston Holdings	63	6,529
MatsukiyoCocokara	100	5,845
McCormick	118	10,559
MEIJI Holdings	100	2,311
Metro, Cl A	100	5,382
Molson Coors Beverage, Cl B	76	5,303
Mondelez International, Cl A	591	43,811
Monster Beverage (A)	352	20,236
Mowi	176	3,096
Nestle	1,184	145,113
Nisshin Seifun Group	100	1,240
Ocado Group (A)	196	2,360
Orkla	302	2,386
PepsiCo	591	110,789
Pernod Ricard	94	20,733
Philip Morris International	678	67,610
Procter & Gamble	1,015	158,645
Reckitt Benckiser Group	312	23,376
Remy Cointreau	9	1,545
Salmar	33	1,525
Seven & i Holdings	300	12,427
Shiseido	200	8,758
Suntory Beverage & Food	100	3,557
Sysco	221	16,865
Tesco	3,114	10,311
Treasury Wine Estates	289	2,184
Tyson Foods, Cl A	118	6,575
Unicharm	200	7,405
Unilever	1,107	59,540
Walgreens Boots Alliance	332	9,950

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America Global Developed Equity Index Fund July 31, 2023 (Unaudited)

SCHEDULE OF INVESTMENTS COMMON STOCK — continued

	Shares	Value
CONSUMER STAPLES (continued)
Walmart	633	$101,191
WH Group	3,500	1,894
Wilmar International	800	2,322
Woolworths Group	568	14,735
Yakult Honsha	100	5,552

		1,710,209

ENERGY — 4.6%
Aker BP	50	1,398
Ampol	95	2,096
APA	147	5,952
ARC Resources	288	4,351
Baker Hughes, Cl A	454	16,249
BP	7,687	47,648
Canadian Natural Resources	468	28,460
Cenovus Energy	595	11,317
Cheniere Energy	108	17,481
Chesapeake Energy	49	4,133
Chevron	771	126,182
ConocoPhillips	520	61,214
Coterra Energy	355	9,777
Devon Energy	289	15,606
Diamondback Energy	69	10,165
Enbridge	866	31,838
ENEOS Holdings	1,200	4,347
Eni	1,054	16,090
EOG Resources	247	32,735
Equinor	428	13,024
Equities	144	6,074
Exxon Mobil	1,743	186,919
Galp Energia SGPS	200	2,661
Halliburton	395	15,437
Hess	114	17,297
HF Sinclair	74	3,855
Idemitsu Kosan	100	2,109
Imperial Oil	91	4,902
Inpex	400	5,152
Keyera	88	2,203
Kinder Morgan	907	16,063
Marathon Oil	244	6,410
Marathon Petroleum	186	24,742
Neste	170	6,254
Occidental Petroleum	312	19,696

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America Global Developed Equity Index Fund July 31, 2023 (Unaudited)

SCHEDULE OF INVESTMENTS COMMON STOCK — continued

	Shares	Value
ENERGY (continued)
OMV	59	$2,660
ONEOK	202	13,542
Ovintiv	120	5,531
Parkland	61	1,666
Pembina Pipeline	220	6,965
Phillips 66	195	21,752
Pioneer Natural Resources	99	22,341
Repsol	581	8,880
Santos	1,596	8,533
Schlumberger	625	36,462
Shell	2,948	89,513
Suncor Energy	595	18,617
Targa Resources	89	7,297
TC Energy	460	16,486
Tenaris	189	3,144
Texas Pacific Land	3	4,519
TotalEnergies	1,010	61,366
Tourmaline Oil	124	6,426
Valero Energy	156	20,110
Williams	528	18,190
Woodside Energy Group	839	21,409

		1,175,246

FINANCIALS — 13.0%
3i Group	403	10,225
ABN AMRO Bank (B)	177	3,009
abrdn	871	2,592
Admiral Group	77	2,104
Aegon	749	4,072
Aflac	255	18,447
AIA Group	5,000	49,623
AIB Group	531	2,498
Allstate	119	13,409
Ally Financial	144	4,398
American Express	274	46,273
American Financial Group	29	3,527
American International Group	318	19,169
Ameriprise Financial	46	16,029
Amundi (B)	24	1,472
Annaly Capital Management	209	4,199
ANZ Group Holdings	1,286	22,243
Aon, Cl A	86	27,391
Apollo Global Management	181	14,790

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America Global Developed Equity Index Fund July 31, 2023 (Unaudited)

SCHEDULE OF INVESTMENTS COMMON STOCK — continued

	Shares	Value
FINANCIALS (continued)
Arch Capital Group (A)	159	$12,353
Ares Management, Cl A	74	7,342
Arthur J Gallagher	93	19,976
Assurant	24	3,228
ASX	78	3,254
Aviva	1,190	5,932
AXA	767	23,588
Baloise Holding	19	2,937
Banco Bilbao Vizcaya Argentaria	2,634	20,881
Banco Santander	7,186	29,103
Bank Hapoalim	501	4,453
Bank Leumi Le-Israel	786	6,279
Bank of America	3,105	99,360
Bank of Ireland Group	480	5,064
Bank of Montreal	312	28,994
Bank of New York Mellon	366	16,602
Bank of Nova Scotia	517	26,033
Banque Cantonale Vaudoise	17	1,907
Barclays	6,635	13,195
Berkshire Hathaway, Cl B (A)	557	196,042
BlackRock, Cl A	64	47,286
Blackstone	303	31,751
BNP Paribas	477	31,478
BOC Hong Kong Holdings	1,500	4,558
Brookfield, Cl A	601	20,979
Brookfield Asset Management, Cl A	150	5,060
Brown & Brown	96	6,763
CaixaBank	1,775	7,161
Canadian Imperial Bank of Commerce	404	17,794
Capital One Financial	164	19,191
Carlyle Group	108	3,850
Cboe Global Markets	43	6,006
Charles Schwab	653	43,163
Chiba Bank	200	1,404
Chubb	179	36,589
Cincinnati Financial	61	6,562
Citigroup	824	39,272
Citizens Financial Group	206	6,646
CME Group, Cl A	153	30,441
Coinbase Global, Cl A (A)	79	7,790
Commerzbank	401	4,795
Commonwealth Bank of Australia	741	52,615

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America Global Developed Equity Index Fund July 31, 2023 (Unaudited)

SCHEDULE OF INVESTMENTS COMMON STOCK — continued

	Shares	Value
FINANCIALS (continued)
Concordia Financial Group	400	$1,826
Dai-ichi Life Holdings	400	8,169
Daiwa Securities Group	600	3,248
Danske Bank	349	8,283
DBS Group Holdings	800	20,611
Deutsche Bank	808	8,955
Deutsche Boerse	86	16,481
Discover Financial Services	120	12,666
DNB Bank	373	7,695
Element Fleet Management	194	3,129
Equitable Holdings	148	4,246
Equities	185	4,418
Erie Indemnity, Cl A	10	2,220
Erste Group Bank	138	5,217
Eurazeo	16	976
Euronext (B)	34	2,589
Everest Group	20	7,210
Eversource Energy	142	10,271
EXOR	43	4,016
FactSet Research Systems	15	6,526
Fairfax Financial Holdings	10	7,978
Fidelity National Financial	109	4,270
Fifth Third Bancorp	280	8,148
FinecoBank Banca Fineco	245	3,802
First Citizens BancShares, Cl A	5	7,156
First Horizon	220	2,999
Franklin Resources	121	3,538
Futu Holdings ADR (A)	20	1,204
Gjensidige Forsikring	80	1,264
Globe Life	39	4,375
Goldman Sachs Group	143	50,889
Great-West Lifeco	112	3,378
Groupe Bruxelles Lambert	45	3,639
Hang Seng Bank	300	4,566
Hannover Rueck	24	5,123
Hargreaves Lansdown	143	1,562
Hartford Financial Services Group	139	9,991
Helvetia Holding	14	2,068
Hong Kong Exchanges & Clearing	500	20,888
HSBC Holdings	8,527	70,725
Huntington Bancshares	592	7,246
iA Financial	43	2,979

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America Global Developed Equity Index Fund July 31, 2023 (Unaudited)

SCHEDULE OF INVESTMENTS COMMON STOCK — continued

	Shares	Value
FINANCIALS (continued)
IGM Financial	33	$1,028
Industrivarden, Cl A	68	1,930
Industrivarden, Cl C	53	1,501
ING Groep	1,608	23,479
Insurance Australia Group	988	3,935
Intact Financial	71	10,489
Intercontinental Exchange	241	27,667
Intesa Sanpaolo	6,933	20,040
Invesco	139	2,335
Investor, Cl A	197	3,999
Investor, Cl B	750	15,315
Israel Discount Bank, Cl A	466	2,470
Japan Exchange Group	200	3,480
Japan Post Bank	600	4,989
Japan Post Holdings	1,000	7,303
Japan Post Insurance	100	1,616
JPMorgan Chase	1,261	199,188
Julius Baer Group	89	6,287
KBC Group	123	9,250
KeyCorp	383	4,715
Kinnevik, Cl B (A)	98	1,337
KKR	248	14,726
L E Lundbergforetagen, Cl B	32	1,410
Legal & General Group	2,388	7,153
Lloyds Banking Group	28,169	16,244
Loblaw	69	6,122
Loews	88	5,513
London Stock Exchange Group	172	18,679
LPL Financial Holdings	36	8,257
LVMH Moet Hennessy Louis Vuitton	119	110,966
M&G	1,037	2,670
M&T Bank	75	10,489
Macquarie Group	168	19,749
Manulife Financial	819	16,372
Markel Group (A)	6	8,698
MarketAxess Holdings	15	4,038
Marsh & McLennan	213	40,133
Medibank Pvt	1,105	2,605
Mediobanca Banca di Credito Finanziario	248	3,305
MetLife	295	18,576
Mitsubishi HC Capital	300	1,982
Mitsubishi UFJ Financial Group	4,900	39,471

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America Global Developed Equity Index Fund July 31, 2023 (Unaudited)

SCHEDULE OF INVESTMENTS COMMON STOCK — continued

	Shares	Value
FINANCIALS (continued)
Mizrahi Tefahot Bank	56	$2,023
Mizuho Financial Group	1,000	16,898
Moody’s	72	25,398
Morgan Stanley	536	49,076
MS&AD Insurance Group Holdings	200	7,440
MSCI, Cl A	33	18,087
Muenchener Rueckversicherungs-Gesellschaft in Muenchen	60	22,601
Nasdaq	141	7,119
National Australia Bank	1,348	25,733
NatWest Group	2,594	8,133
NN Group	119	4,564
Nomura Holdings	1,200	4,947
Nordea Bank Abp	1,495	16,912
Northern Trust	100	8,012
Onex	31	1,904
ORIX	500	9,598
Oversea-Chinese Banking	1,600	16,003
Partners Group Holding	10	11,215
Phoenix Group Holdings	260	1,836
PNC Financial Services Group	172	23,545
Poste Italiane (B)	209	2,389
Power Corp of Canada	282	7,990
Principal Financial Group	108	8,626
Progressive	249	31,369
Prudential	1,155	16,046
Prudential Financial	155	14,956
QBE Insurance Group	737	7,807
Raymond James Financial	88	9,686
Regions Financial	382	7,781
Resona Holdings	800	4,355
Royal Bank of Canada	607	60,178
S&P Global	141	55,626
Sampo, Cl A	200	8,816
SBI Holdings (A)	100	2,108
Schroders	294	1,733
SEI Investments	48	3,024
Shizuoka Financial Group	200	1,668
Singapore Exchange	300	2,191
Skandinaviska Enskilda Banken, Cl A	657	7,961
Societe Generale	310	8,424
Sofina	6	1,426

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America Global Developed Equity Index Fund July 31, 2023 (Unaudited)

SCHEDULE OF INVESTMENTS COMMON STOCK — continued

	Shares	Value
FINANCIALS (continued)
Sompo Holdings	100	$4,422
St. James’s Place	216	2,606
Standard Chartered	1,054	10,110
State Street	141	10,214
Sumitomo Mitsui Financial Group	600	28,232
Sumitomo Mitsui Trust Holdings	100	3,885
Sun Life Financial	271	14,263
Suncorp Group	514	4,913
Svenska Handelsbanken, Cl A	590	5,179
Swedbank	345	6,324
Swiss Life Holding	13	8,241
Swiss Re	135	14,072
Synchrony Financial	186	6,424
T Rowe Price Group	95	11,710
T&D Holdings	200	3,249
Talanx	29	1,776
Tokio Marine Holdings	800	18,326
Toronto-Dominion Bank	788	51,966
Tradeweb Markets, Cl A	42	3,435
Travelers	103	17,779
Truist Financial	571	18,969
Tryg	145	2,865
UBS Group	1,358	30,016
UniCredit	779	19,700
United Overseas Bank	600	13,582
US Bancorp	657	26,070
W R Berkley	85	5,244
Webster Financial	74	3,502
Wells Fargo	1,607	74,179
Wendel	11	1,086
Westpac Banking	1,568	23,529
Willis Towers Watson	45	9,510
Wise, Cl A (A)	272	2,713
Zurich Insurance Group	65	31,365

		3,333,858

HEALTH CARE — 12.6%
Abbott Laboratories	755	84,054
AbbVie	765	114,429
Agilent Technologies	123	14,978
Alcon	220	18,679
Align Technology (A)	33	12,470
Alnylam Pharmaceuticals (A)	55	10,747

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America Global Developed Equity Index Fund July 31, 2023 (Unaudited)

SCHEDULE OF INVESTMENTS COMMON STOCK — continued

	Shares	Value
HEALTH CARE (continued)
AmerisourceBergen, Cl A	73	$13,644
Amgen	230	53,855
Amplifon	50	1,693
Argenx (A)	23	11,557
Asahi Intecc	100	2,051
Astellas Pharma	800	11,699
AstraZeneca	672	96,469
Avantor (A)	267	5,492
Bachem Holding, Cl B	15	1,382
Baxter International	218	9,860
Bayer	438	25,591
Becton Dickinson	123	34,270
Biogen (A)	65	17,562
BioMarin Pharmaceutical (A)	74	6,507
BioMerieux	17	1,824
Bio-Rad Laboratories, Cl A (A)	9	3,648
Bio-Techne	64	5,338
Boston Scientific (A)	634	32,873
Bristol-Myers Squibb	904	56,220
Cardinal Health	116	10,610
Carl Zeiss Meditec	16	1,853
Catalent (A)	68	3,299
Centene (A)	228	15,524
Charles River Laboratories International (A)	20	4,191
Chugai Pharmaceutical	300	8,922
Cigna Group	126	37,183
Cochlear	26	4,177
Coloplast, Cl B	48	5,966
Cooper	20	7,825
CSL	210	37,877
CVS Health	543	40,557
Daiichi Sankyo	800	24,445
Danaher	301	76,773
DaVita (A)	27	2,754
Demant (A)	43	1,715
DENTSPLY SIRONA	88	3,654
Dexcom (A)	173	21,549
DiaSorin	10	1,122
EBOS Group	63	1,508
Edwards Lifesciences (A)	267	21,913
Eisai	100	6,309
Elevance Health	103	48,578

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America Global Developed Equity Index Fund July 31, 2023 (Unaudited)

SCHEDULE OF INVESTMENTS COMMON STOCK — continued

	Shares	Value
HEALTH CARE (continued)
Eli Lilly	348	$158,183
EssilorLuxottica	124	24,942
Eurofins Scientific	54	3,716
Exact Sciences (A)	69	6,730
Fisher & Paykel Healthcare	234	3,571
Fresenius & KGaA	168	5,270
Fresenius Medical Care & KGaA	82	4,257
GE HealthCare Technologies	154	12,012
Genmab (A)	29	11,925
Getinge, Cl B	92	1,714
Gilead Sciences	530	40,354
Grifols (A)	120	1,761
GSK	1,779	31,612
HCA Healthcare	89	24,280
Henry Schein (A)	56	4,412
Hikma Pharmaceuticals	70	1,877
Hologic (A)	102	8,101
Horizon Therapeutics (A)	101	10,127
Hoya	200	23,238
Humana	53	24,212
IDEXX Laboratories (A)	37	20,525
Illumina (A)	71	13,643
Incyte (A)	75	4,779
Insulet (A)	28	7,749
Intuitive Surgical (A)	150	48,660
Ipsen	15	1,890
IQVIA Holdings (A)	78	17,453
Jazz Pharmaceuticals (A)	25	3,260
Johnson & Johnson	1,113	186,461
Koninklijke Philips	398	8,274
Kyowa Kirin	100	1,909
Laboratory Corp of America Holdings	39	8,343
Lonza Group	33	19,118
M3 (A)	200	4,587
Masimo (A)	21	2,568
McKesson	58	23,339
Medtronic	577	50,638
Merck	1,093	116,568
Merck KGaA	60	10,542
Mettler-Toledo International (A)	10	12,575
Moderna (A)	136	16,002
Molina Healthcare (A)	28	8,526

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America Global Developed Equity Index Fund July 31, 2023 (Unaudited)

SCHEDULE OF INVESTMENTS COMMON STOCK — continued

	Shares	Value
HEALTH CARE (continued)
Neurocrine Biosciences (A)	38	$3,872
Novartis	878	91,691
Novo Nordisk, Cl B	710	114,419
Novocure (A)	37	1,208
Olympus	500	8,142
Ono Pharmaceutical	200	3,657
Orion, Cl B	43	1,652
Otsuka Holdings	200	7,345
Pfizer	2,413	87,013
QIAGEN (A)	92	4,314
Quest Diagnostics	49	6,625
Ramsay Health Care	73	2,889
Recordati Industria Chimica e Farmaceutica	42	2,168
Regeneron Pharmaceuticals (A)	47	34,870
Repligen (A)	25	4,289
ResMed	65	14,453
Revvity	58	7,131
Roche Holding	316	98,330
Royalty Pharma, Cl A	184	5,774
Sanofi	494	52,735
Sartorius Stedim Biotech	11	3,441
Seagen (A)	64	12,274
Shionogi	100	4,170
Siemens Healthineers (B)	113	6,563
Smith & Nephew	352	5,353
Sonic Healthcare	182	4,297
Sonova Holding	22	6,118
STERIS	41	9,248
Straumann Holding	53	8,761
Stryker	150	42,511
Swedish Orphan Biovitrum (A)	89	1,742
Sysmex	100	6,766
Takeda Pharmaceutical	700	21,359
Teleflex	19	4,772
Terumo	300	9,808
Teva Pharmaceutical Industries ADR (A)	442	3,713
Thermo Fisher Scientific	165	90,529
UCB	51	4,515
United Therapeutics (A)	20	4,854
UnitedHealth Group	400	202,548
Universal Health Services, Cl B	30	4,169
Veeva Systems, Cl A (A)	63	12,866

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America Global Developed Equity Index Fund July 31, 2023 (Unaudited)

SCHEDULE OF INVESTMENTS COMMON STOCK — continued

	Shares	Value
HEALTH CARE (continued)
Vertex Pharmaceuticals (A)	112	$39,462
Viatris, Cl W	485	5,107
Waters (A)	25	6,905
West Pharmaceutical Services	30	11,041
Zimmer Biomet Holdings	86	11,881
Zoetis, Cl A	199	37,430

		3,159,679

INDUSTRIALS — 10.3%
3M	234	26,091
A O Smith	53	3,849
ABB	661	26,423
ACS Actividades de Construccion y Servicios	105	3,670
Adecco Group	62	2,518
AECOM	53	4,611
Aena SME (B)	30	4,796
AerCap Holdings (A)	86	5,488
Aeroports de Paris	12	1,657
AGC	100	3,610
Air Canada (A)	70	1,290
Airbus	258	38,006
Alfa Laval	127	4,752
Allegion	36	4,207
Alstom	128	3,915
AMETEK	103	16,336
ANA Holdings (A)	100	2,394
AP Moller - Maersk, Cl A	1	2,011
AP Moller - Maersk, Cl B	2	4,112
Ashtead Group	202	14,937
Assa Abloy, Cl B	418	10,047
Atlas Copco, Cl A	929	13,212
Atlas Copco, Cl B	931	11,493
Auckland International Airport (A)	500	2,609
Aurizon Holdings	739	1,891
Axon Enterprise (A)	28	5,206
BAE Systems	1,289	15,408
BayCurrent Consulting	100	3,225
Beijer Ref, Cl B	148	2,013
Boeing (A)	245	58,518
Booz Allen Hamilton Holding, Cl A	54	6,538
Bouygues	92	3,295
Brambles	578	5,463
Brenntag	62	4,805

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America Global Developed Equity Index Fund July 31, 2023 (Unaudited)

SCHEDULE OF INVESTMENTS COMMON STOCK — continued

	Shares	Value
INDUSTRIALS (continued)
Builders FirstSource (A)	59	$8,521
Bunzl	135	5,003
Bureau Veritas	118	3,241
CAE (A)	127	2,902
Canadian National Railway	253	30,667
Canadian Pacific Kansas City	400	32,912
Carlisle	22	6,098
Carrier Global	364	21,676
Caterpillar	224	59,398
Central Japan Railway	100	12,747
CH Robinson Worldwide	53	5,309
Cie de Saint-Gobain	225	15,209
Cintas	41	20,584
CK Hutchison Holdings	1,500	9,251
Clarivate (A)	141	1,341
CNH Industrial	410	5,910
Copart (A)	177	15,645
CoStar Group (A)	181	15,199
Credit Agricole	495	6,142
CSX	910	30,321
Cummins	65	16,952
Dai Nippon Printing	100	2,839
Daifuku	100	2,133
Daikin Industries	100	20,167
Daimler Truck Holding	215	8,073
Dassault Aviation	10	1,943
DCC	40	2,316
Deere	120	51,552
Delta Air Lines	64	2,961
Deutsche Lufthansa (A)	239	2,412
DHL Group	459	23,578
Dover	58	8,466
DSV	81	16,218
East Japan Railway	100	5,661
Eaton	170	34,904
Eiffage	33	3,433
Elbit Systems	11	2,337
Emerson Electric	256	23,386
Epiroc, Cl A	290	5,788
Epiroc, Cl B	200	3,397
Equifax	57	11,633
Expeditors International of Washington	68	8,656

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America Global Developed Equity Index Fund July 31, 2023 (Unaudited)

SCHEDULE OF INVESTMENTS COMMON STOCK — continued

	Shares	Value
INDUSTRIALS (continued)
Experian	409	$15,794
FANUC (A)	400	12,225
Fastenal	263	15,414
FedEx	104	28,075
Ferguson	85	13,738
Ferrovial	245	8,119
Fortive	159	12,458
Fortune Brands Innovations	55	3,909
Fuji Electric	100	4,511
GEA Group	61	2,588
Geberit	16	9,053
Generac Holdings (A)	25	3,842
General Dynamics	101	22,582
General Electric	463	52,893
GFL Environmental	104	3,551
Grab Holdings, Cl A (A)	1,005	3,849
Graco	73	5,791
Hankyu Hanshin Holdings	100	3,318
HEICO	20	3,520
HEICO, Cl A	33	4,632
Hitachi	400	26,143
Honeywell International	288	55,909
Hoshizaki	100	3,830
Howmet Aerospace	155	7,927
Hubbell, Cl B	25	7,800
Huntington Ingalls Industries	16	3,675
Husqvarna, Cl B	169	1,659
IDEX	30	6,774
Illinois Tool Works	133	35,022
IMCD	23	3,489
Indutrade	114	2,392
Ingersoll Rand	164	10,704
Intertek Group	65	3,639
Investment Latour, Cl B	61	1,229
ITOCHU	500	20,209
Jacobs Solutions	52	6,521
Japan Airlines	100	2,162
Jardine Cycle & Carriage	100	2,578
Jardine Matheson Holdings	100	4,938
JB Hunt Transport Services	34	6,934
Johnson Controls International	289	20,100
Kajima	200	3,158

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America Global Developed Equity Index Fund July 31, 2023 (Unaudited)

SCHEDULE OF INVESTMENTS COMMON STOCK — continued

	Shares	Value
INDUSTRIALS (continued)
Kawasaki Kisen Kaisha	100	$3,010
Keisei Electric Railway	100	4,147
Keppel	600	3,330
Kingspan Group	62	4,976
Kintetsu Group Holdings	100	3,354
Knight-Swift Transportation Holdings, Cl A	63	3,827
Knorr-Bremse	29	2,039
Komatsu	400	11,145
Kone, Cl B	139	7,128
Kongsberg Gruppen	46	1,994
Kubota	400	6,030
Kuehne + Nagel International	22	6,872
Kurita Water Industries	100	4,013
L3Harris Technologies	81	15,349
Legrand	123	12,323
Leidos Holdings	54	5,051
Lennox International	13	4,777
Lifco, Cl B	94	1,896
Lixil	100	1,278
Lockheed Martin	98	43,744
Magna International	114	7,332
Makita	100	2,803
Marubeni	600	10,601
Masco	99	6,007
Metso	281	3,190
MINEBEA MITSUMI	200	3,695
MISUMI Group	100	1,824
Mitsubishi	500	25,533
Mitsubishi Electric	800	11,533
Mitsubishi Heavy Industries	100	4,731
Mitsui	600	23,369
Mitsui OSK Lines	100	2,583
MonotaRO	100	1,220
MTR	500	2,298
MTU Aero Engines	21	4,902
NGK Insulators	100	1,225
Nibe Industrier, Cl B	732	6,588
NIDEC CORP	200	11,883
Nippon Yusen	200	4,847
Nordson	21	5,284
Norfolk Southern	99	23,125
Northrop Grumman	62	27,590

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America Global Developed Equity Index Fund July 31, 2023 (Unaudited)

SCHEDULE OF INVESTMENTS COMMON STOCK — continued

	Shares	Value
INDUSTRIALS (continued)
Obayashi	300	$2,772
Odakyu Electric Railway	100	1,460
Old Dominion Freight Line	44	18,458
Otis Worldwide	172	15,645
Owens Corning	41	5,740
PACCAR	233	20,025
Parker-Hannifin	54	22,141
Pentair	66	4,587
Persol Holdings	100	1,974
Prysmian	102	4,065
Qantas Airways (A)	368	1,614
Quanta Services	65	13,105
Randstad	48	2,812
Rational	2	1,496
RB Global	78	5,037
Recruit Holdings	600	20,805
Reece	117	1,540
RELX	825	27,740
Rentokil Initial	1,195	9,738
Republic Services, Cl A	99	14,960
Rheinmetall	19	5,377
Robert Half	45	3,337
Rockwell Automation	47	15,806
ROCKWOOL, Cl B	3	808
Rollins	89	3,634
Rolls-Royce Holdings (A)	3,352	7,952
RTX	629	55,308
Saab, Cl B	36	1,897
Safran	149	24,731
Schindler Holding	31	7,419
Schneider Electric	237	42,225
Seatrium (A)	11,451	1,214
Secom	100	6,701
Securitas, Cl B	202	1,719
Sensata Technologies Holding	63	2,662
SG Holdings	100	1,458
SGS	58	5,616
Shimizu	200	1,377
Siemens	333	56,744
Siemens Energy (A)	221	3,740
Singapore Airlines	500	2,831
Singapore Technologies Engineering	600	1,683

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America Global Developed Equity Index Fund July 31, 2023 (Unaudited)

SCHEDULE OF INVESTMENTS COMMON STOCK — continued

	Shares	Value
INDUSTRIALS (continued)
SITC International Holdings	1,000	$2,180
Skanska, Cl B	138	2,200
SKF, Cl B	154	2,935
Smiths Group	159	3,467
Snap-on	22	5,994
Southwest Airlines	59	2,015
Spirax-Sarco Engineering	30	4,283
Stanley Black & Decker	65	6,453
Sumitomo	500	10,709
Taisei	100	3,786
Techtronic Industries	500	5,645
Teleperformance	24	3,477
Textron	90	6,999
TFI International	34	4,364
Thales	43	6,428
Thomson Reuters	70	9,449
Tobu Railway	100	2,644
Tokyu	200	2,537
TOPPAN INC	100	2,349
Toro	43	4,371
Toromont Industries	33	2,812
Toshiba (A)	200	6,451
TOTO	100	3,072
Toyota Industries	100	7,212
Toyota Tsusho	100	5,831
Trane Technologies	96	19,146
TransDigm Group (A)	23	20,694
TransUnion	77	6,136
Transurban Group	1,383	13,321
Uber Technologies (A)	778	38,480
U-Haul Holding, Cl B	36	2,060
Union Pacific	263	61,021
United Parcel Service, Cl B	311	58,197
United Rentals	29	13,476
VAT Group (B)	11	4,668
Verisk Analytics, Cl A	62	14,194
Vestas Wind Systems (A)	416	11,149
Vinci	238	27,942
Volvo, Cl A	78	1,768
Volvo, Cl B	641	14,131
Wartsila Abp	190	2,387
Washington H Soul Pattinson	87	1,926

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America Global Developed Equity Index Fund July 31, 2023 (Unaudited)

SCHEDULE OF INVESTMENTS COMMON STOCK — continued

	Shares	Value
INDUSTRIALS (continued)
Waste Connections	108	$15,246
Waste Management	179	29,318
Watsco	14	5,295
West Japan Railway	100	4,107
Westinghouse Air Brake Technologies	72	8,528
Wolters Kluwer	107	13,435
WSP Global	59	8,128
WW Grainger	19	14,031
Xinyi Glass Holdings	1,000	1,652
Xylem	102	11,500
Yamato Holdings	100	1,871
Yaskawa Electric	100	4,338

		2,686,138

INFORMATION TECHNOLOGY — 24.7%
Accenture, Cl A	274	86,680
Adobe (A)	198	108,142
Advanced Micro Devices (A)	691	79,050
Advantest	100	13,724
Adyen (A)	9	16,721
Akamai Technologies (A)	65	6,142
Amadeus IT Group	201	14,414
Amphenol, Cl A	260	22,961
Analog Devices	216	43,098
ANSYS (A)	35	11,973
Apple	6,814	1,338,610
Applied Materials	364	55,179
Arista Networks (A)	111	17,215
Arrow Electronics (A)	29	4,134
ASML Holding	173	124,058
Aspen Technology (A)	13	2,320
Assicurazioni Generali	397	8,459
Atlassian, Cl A (A)	64	11,644
Autodesk (A)	96	20,351
Automatic Data Processing	179	44,259
Azbil	100	3,149
Bechtle	33	1,452
Bentley Systems, Cl B	102	5,496
BILL Holdings (A)	44	5,515
Black Knight (A)	63	4,430
Block (A)	32	2,528
Block, Cl A (A)	208	16,750
Broadcom	179	160,858

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America Global Developed Equity Index Fund July 31, 2023 (Unaudited)

SCHEDULE OF INVESTMENTS COMMON STOCK — continued

	Shares	Value
INFORMATION TECHNOLOGY (continued)
Broadridge Financial Solutions	47	$7,892
Brother Industries	100	1,556
Cadence Design Systems (A)	114	26,677
Canon	400	10,327
Capgemini	71	12,869
CDW	64	11,972
Ceridian HCM Holding (A)	54	3,824
CGI, Cl A (A)	88	8,942
Check Point Software Technologies (A)	43	5,685
Cisco Systems	1,760	91,590
Cloudflare, Cl A (A)	112	7,702
Cognex	71	3,878
Cognizant Technology Solutions, Cl A	218	14,395
Computershare	218	3,672
Constellation Software	9	19,015
Corning	361	12,252
Crowdstrike Holdings, Cl A (A)	96	15,519
CyberArk Software (A)	16	2,656
Dassault Systemes	303	12,955
Datadog, Cl A (A)	108	12,606
Dell Technologies, Cl C	105	5,557
Descartes Systems Group (A)	27	2,106
DocuSign, Cl A (A)	78	4,198
Dropbox, Cl A (A)	126	3,396
Dynatrace (A)	109	5,961
Edenred	100	6,496
Enphase Energy (A)	60	9,110
Entegris	69	7,570
EPAM Systems (A)	23	5,447
F5 (A)	24	3,798
Fair Isaac (A)	11	9,218
Fidelity National Information Services	251	15,155
First Solar (A)	42	8,711
Fiserv (A)	265	33,446
FleetCor Technologies (A)	31	7,716
Fortinet (A)	280	21,762
FUJIFILM Holdings	200	11,594
Fujitsu	100	12,923
Gartner (A)	34	12,022
Gen Digital	233	4,532
Getlink	176	3,095
Global Payments	118	13,009

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America Global Developed Equity Index Fund July 31, 2023 (Unaudited)

SCHEDULE OF INVESTMENTS COMMON STOCK — continued

	Shares	Value
INFORMATION TECHNOLOGY (continued)
GoDaddy, Cl A (A)	68	$5,242
Halma	152	4,362
Hamamatsu Photonics	100	4,812
Hewlett Packard Enterprise	525	9,125
Hexagon, Cl B	927	8,978
HP	382	12,541
HubSpot (A)	21	12,192
Ibiden	100	6,063
Infineon Technologies	566	24,893
Intel	1,799	64,350
International Business Machines	387	55,798
Intuit	120	61,404
Itochu Techno-Solutions	100	2,532
Jack Henry & Associates	30	5,027
Juniper Networks	131	3,642
Keyence	100	44,818
Keysight Technologies (A)	74	11,920
KLA	61	31,351
Kyocera	100	5,373
Lam Research	57	40,954
Lattice Semiconductor (A)	57	5,184
Logitech International	69	4,865
Marvell Technology	382	24,880
Mastercard, Cl A	366	144,306
Microchip Technology	241	22,640
Micron Technology	468	33,411
Microsoft	3,043	1,022,205
Monday.com (A)	9	1,627
MongoDB, Cl A (A)	32	13,549
Monolithic Power Systems	18	10,071
Motorola Solutions	71	20,351
Murata Manufacturing	200	11,704
National Bank of Canada	152	11,905
NEC	100	5,049
Nemetschek	23	1,675
NetApp	90	7,021
Nexi (A) (B)	187	1,619
Nice (A)	25	5,405
Nokia	2,463	9,689
Nomura Research Institute	100	2,833
NTT Data Group	300	4,166
Nuvei (A) (B)	23	784

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America Global Developed Equity Index Fund July 31, 2023 (Unaudited)

SCHEDULE OF INVESTMENTS COMMON STOCK — continued

	Shares	Value
INFORMATION TECHNOLOGY (continued)
NVIDIA	1,063	$496,729
NXP Semiconductors	115	25,643
Okta, Cl A (A)	65	4,996
Omron	100	5,358
ON Semiconductor (A)	194	20,903
Open Text	109	4,682
Oracle	690	80,889
Otsuka	100	4,159
Palantir Technologies, Cl A (A)	815	16,170
Palo Alto Networks (A)	130	32,495
Paychex	143	17,942
Paycom Software	24	8,850
Paylocity Holding (A)	21	4,764
PayPal Holdings (A)	466	35,332
PTC (A)	45	6,561
Qorvo (A)	45	4,951
QUALCOMM	477	63,045
Renesas Electronics (A)	500	9,684
Ricoh	300	2,664
Roper Technologies	46	22,680
Sage Group	422	5,072
Salesforce (A)	432	97,204
SAP	451	61,687
Saputo	100	2,111
SCSK	100	1,661
Seagate Technology Holdings	82	5,207
Seiko Epson	100	1,640
ServiceNow (A)	88	51,304
Shimadzu	100	3,030
Shopify, Cl A (A)	518	34,993
Skyworks Solutions	66	7,548
Snowflake, Cl A (A)	112	19,903
SolarEdge Technologies (A)	26	6,278
Splunk (A)	66	7,150
SS&C Technologies Holdings	92	5,359
STMicroelectronics	306	16,365
SUMCO	200	2,910
Synopsys (A)	67	30,271
TDK	200	7,644
TE Connectivity	141	20,232
Teledyne Technologies (A)	19	7,306
Telefonaktiebolaget LM Ericsson, Cl B	1,173	5,894

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America Global Developed Equity Index Fund July 31, 2023 (Unaudited)

SCHEDULE OF INVESTMENTS COMMON STOCK — continued

	Shares	Value
INFORMATION TECHNOLOGY (continued)
Temenos	27	$2,315
Teradyne	66	7,454
Texas Instruments	393	70,740
TIS	100	2,533
Toast, Cl A (A)	122	2,693
Tokyo Electron	200	29,867
Tower Semiconductor (A)	50	1,854
Trend Micro (A)	100	4,717
Trimble (A)	101	5,434
Twilio, Cl A (A)	67	4,424
Tyler Technologies (A)	20	7,933
UiPath, Cl A (A)	153	2,766
Unity Software (A)	88	4,034
Venture	100	1,127
VeriSign (A)	40	8,438
Visa, Cl A	700	166,411
VMware, Cl A (A)	97	15,290
Western Digital (A)	124	5,277
WiseTech Global	90	5,186
Wix.com (A)	22	2,075
Wolfspeed (A)	56	3,690
Workday, Cl A (A)	87	20,630
Worldline (A) (B)	96	3,803
Xero (A)	54	4,433
Yokogawa Electric	100	1,874
Zebra Technologies, Cl A (A)	25	7,699
Zoom Video Communications, Cl A (A)	105	7,702
Zscaler (A)	33	5,293

		6,177,392

MATERIALS — 4.4%
Agnico Eagle Mines	216	11,324
Air Liquide	231	41,491
Air Products and Chemicals	96	29,312
Akzo Nobel	75	6,412
Albemarle	52	11,039
Alcoa	78	2,823
Amcor	616	6,320
Anglo American	528	16,222
Antofagasta	158	3,401
ArcelorMittal	205	5,928
Arkema	25	2,693
Asahi Kasei	500	3,404

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America Global Developed Equity Index Fund July 31, 2023 (Unaudited)

SCHEDULE OF INVESTMENTS COMMON STOCK — continued

	Shares	Value
MATERIALS (continued)
ASM International	19	$9,040
Avery Dennison	33	6,072
Ball	131	7,688
Barrick Gold	778	13,440
BASF	398	21,342
BHP Group	2,202	68,053
BlueScope Steel	202	2,963
Boliden	110	3,241
CCL Industries, Cl B	61	2,925
Celanese, Cl A	45	5,643
CF Industries Holdings	86	7,059
Chr Hansen Holding	42	3,173
Clariant	87	1,420
Cleveland-Cliffs (A)	221	3,901
Corteva	321	18,114
Covestro (A) (B)	77	4,134
CRH	336	20,016
Croda International	56	4,233
Crown Holdings	53	4,916
Dow	302	17,054
DSM-Firmenich	75	8,288
DuPont de Nemours	206	15,992
Eastman Chemical	54	4,621
Ecolab	111	20,328
EMS-Chemie Holding	3	2,498
Endeavour Mining	88	2,123
Evonik Industries	84	1,737
First Quantum Minerals	235	6,970
FMC	52	5,004
Fortescue Metals Group	698	10,165
Franco-Nevada	87	12,695
Freeport-McMoRan	623	27,817
Givaudan	4	13,481
Glencore	4,630	28,138
Heidelberg Materials	60	4,862
Holcim	249	17,303
Holmen, Cl B	53	2,042
ICL Group	283	1,878
IGO	311	2,883
International Flavors & Fragrances	111	9,392
International Paper	149	5,373
Ivanhoe Mines, Cl A (A)	242	2,566

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America Global Developed Equity Index Fund July 31, 2023 (Unaudited)

SCHEDULE OF INVESTMENTS COMMON STOCK — continued

	Shares	Value
MATERIALS (continued)
James Hardie Industries (A)	178	$5,199
JFE Holdings	200	3,229
Johnson Matthey	78	1,803
JSR (A)	100	2,862
Kinross Gold	506	2,521
Linde	213	83,213
L’Oreal	105	48,858
Lundin Mining	265	2,369
LyondellBasell Industries, Cl A	107	10,578
Martin Marietta Materials	29	12,947
Mineral Resources	79	3,790
Mitsubishi Chemical Group	500	2,986
Mitsui Chemicals	100	2,868
Mondi	194	3,400
Mosaic	148	6,032
Newcrest Mining	372	6,599
Newmont	342	14,679
Nippon Paint Holdings	500	4,576
Nippon Sanso Holdings	100	2,412
Nippon Steel	400	9,127
Nissan Chemical	100	4,485
Nitto Denko	100	7,099
Norsk Hydro	539	3,531
Northern Star Resources	443	3,425
Novozymes, Cl B	82	4,114
Nucor	107	18,414
Nutrien	205	14,127
OCI	49	1,394
Oji Holdings	300	1,183
Orica	163	1,724
Packaging Corp of America	38	5,827
Pan American Silver	184	3,114
Pilbara Minerals	1,109	3,605
PPG Industries	105	15,109
Reliance Steel & Aluminum	24	7,029
Rio Tinto	647	44,843
RPM International	52	5,372
Sandvik	438	8,896
Sealed Air	60	2,737
Sherwin-Williams	106	29,309
Shin-Etsu Chemical	800	26,311
SIG Group	146	3,901

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America Global Developed Equity Index Fund July 31, 2023 (Unaudited)

SCHEDULE OF INVESTMENTS COMMON STOCK — continued

	Shares	Value
MATERIALS (continued)
Sika	62	$19,246
Smurfit Kappa Group	99	3,918
Solvay	30	3,599
South32	1,872	4,879
Steel Dynamics	70	7,461
Stora Enso, Cl R	233	2,858
Sumitomo Chemical	600	1,848
Sumitomo Metal Mining	100	3,454
Svenska Cellulosa SCA, Cl B	246	3,267
Symrise, Cl A	65	7,103
Teck Resources, Cl B	189	8,396
TMX Group	115	2,555
Toray Industries	600	3,354
Tosoh	100	1,305
Umicore	79	2,338
UPM-Kymmene	214	7,082
voestalpine	47	1,555
Vulcan Materials	60	13,230
Wacker Chemie	11	1,710
West Fraser Timber	22	1,854
Westlake	19	2,612
Westrock	107	3,562
Wheaton Precious Metals	180	8,071
Yara International	66	2,699

		1,134,505

REAL ESTATE — 2.1%
Alexandria Real Estate Equities	77	9,677
American Homes 4 Rent, Cl A	121	4,535
American Tower	203	38,633
AvalonBay Communities	62	11,696
Azrieli Group	17	967
Boston Properties	59	3,931
British Land	353	1,531
Camden Property Trust	40	4,364
Canadian Apartment Properties REIT	34	1,326
CapitaLand Ascendas REIT	1,300	2,747
CapitaLand Integrated Commercial Trust	2,900	4,449
CapitaLand Investment	1,100	2,813
CBRE Group, Cl A (A)	135	11,247
City Developments	200	1,111
CK Asset Holdings	500	2,885
Covivio	20	966

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America Global Developed Equity Index Fund July 31, 2023 (Unaudited)

SCHEDULE OF INVESTMENTS COMMON STOCK — continued

	Shares	Value
REAL ESTATE (continued)
Crown Castle	183	$19,817
Daiwa House Industry	200	5,429
Daiwa House REIT Investment	1	1,968
Dexus	431	2,380
Digital Realty Trust	125	15,577
Equinix	41	33,207
Equity LifeStyle Properties	70	4,983
Equity Residential	161	10,616
ESR Group (B)	800	1,395
Essex Property Trust	26	6,332
Extra Space Storage	91	12,701
Fastighets Balder, Cl B (A)	258	1,204
FirstService	16	2,506
Gaming and Leisure Properties	109	5,173
Gecina	18	1,946
GLP J-Reit	2	1,970
Goodman Group	757	10,444
GPT Group	767	2,236
Hang Lung Properties	1,000	1,552
Healthcare Realty Trust, Cl A	160	3,125
Healthpeak Properties	216	4,715
Henderson Land Development	1,000	3,077
Hongkong Land Holdings	500	1,725
Host Hotels & Resorts	286	5,262
Hulic	200	1,700
Invitation Homes	270	9,585
Iron Mountain	116	7,122
Japan Metropolitan Fund Invest	3	2,056
Japan Real Estate Investment	1	4,021
Kimco Realty	272	5,511
Land Securities Group	282	2,343
LEG Immobilien (A)	29	2,052
Lendlease	276	1,600
Link REIT	1,030	5,765
Mapletree Logistics Trust	1,300	1,652
Mapletree Pan Asia Commercial Trust	900	1,117
Mid-America Apartment Communities	47	7,034
Mirvac Group	1,578	2,480
Mitsubishi Estate	500	6,105
Mitsui Fudosan	400	8,206
Nippon Building Fund	1	4,189
Nippon Prologis REIT	1	2,043

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America Global Developed Equity Index Fund July 31, 2023 (Unaudited)

SCHEDULE OF INVESTMENTS COMMON STOCK — continued

	Shares	Value
REAL ESTATE (continued)
Nomura Real Estate Holdings	100	$2,476
Nomura Real Estate Master Fund	2	2,379
Prologis	404	50,399
Public Storage	70	19,723
Realty Income	288	17,559
Regency Centers	61	3,997
RioCan Real Estate Investment Trust	62	943
Sagax, Cl B	65	1,444
SBA Communications, Cl A	50	10,948
Scentre Group	2,078	3,922
Segro	496	4,857
Simon Property Group	143	17,818
Sino Land	2,099	2,570
Stockland	955	2,707
Sumitomo Realty & Development	100	2,675
Sun Communities	55	7,167
Sun Hung Kai Properties	500	6,254
Swire Properties	400	1,000
Swiss Prime Site	31	3,000
UDR	151	6,173
Unibail-Rodamco-Westfield (A)	50	2,835
UOL Group	200	1,057
Ventas	186	9,025
VICI Properties, Cl A	456	14,355
Vicinity	1,548	2,054
Vonovia	665	15,530
Warehouses De Pauw CVA	84	2,483
Welltower	211	17,334
Weyerhaeuser	340	11,580
Wharf Real Estate Investment	1,000	5,353
WP Carey	92	6,213
Zillow Group, Cl C (A)	59	3,195

		595,824

UTILITIES — 2.5%
Acciona	8	1,199
ACCIONA Energias Renovables	42	1,322
AES	267	5,775
Algonquin Power & Utilities	269	2,219
Alliant Energy	100	5,374
AltaGas	112	2,211
Ameren	121	10,366
American Electric Power	222	18,812

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America Global Developed Equity Index Fund July 31, 2023 (Unaudited)

SCHEDULE OF INVESTMENTS COMMON STOCK — continued

	Shares	Value
UTILITIES (continued)
American Water Works	83	$12,237
APA Group	473	3,177
Atmos Energy	66	8,033
BKW	12	2,148
Brookfield Renewable, Cl A	52	1,621
Canadian Utilities, Cl A	51	1,270
CenterPoint Energy	285	8,576
Centrica	2,414	4,277
Chubu Electric Power	300	3,759
CLP Holdings	500	4,068
CMS Energy	116	7,084
Consolidated Edison	157	14,893
Constellation Energy	143	13,821
Dominion Energy	350	18,743
DTE Energy	92	10,516
Duke Energy	327	30,614
E.ON	1,009	12,764
Edison International	174	12,521
EDP - Energias de Portugal	1,413	6,603
EDP Renovaveis	116	2,215
Elia Group	12	1,476
Emera	103	4,178
Enagas	100	1,774
Endesa	127	2,721
Enel	3,525	24,309
Engie	825	13,527
Entergy	94	9,654
Essential Utilities	131	5,540
Evergy	92	5,517
Exelon	430	18,000
FirstEnergy	218	8,587
Fortis	199	8,483
Fortum	178	2,409
Hong Kong & China Gas	5,000	4,276
Iberdrola	2,432	30,363
Kansai Electric Power	300	3,943
Mercury NZ	280	1,146
Meridian Energy	513	1,799
National Grid	1,578	20,889
Naturgy Energy Group	78	2,379
NextEra Energy	868	63,624
NiSource	157	4,371

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America Global Developed Equity Index Fund July 31, 2023 (Unaudited)

SCHEDULE OF INVESTMENTS COMMON STOCK — continued

	Shares	Value
UTILITIES (continued)
Northland Power	90	$1,741
NRG Energy	98	3,723
Origin Energy	706	4,017
Orsted	76	6,629
Osaka Gas	200	3,146
PG&E (A)	756	13,313
Power Assets Holdings	500	2,616
PPL	309	8,507
Public Service Enterprise Group	228	14,391
Redeia	174	2,909
RWE	292	12,563
Sempra	127	18,926
Severn Trent	101	3,310
Snam	811	4,264
Southern	477	34,506
SSE	511	11,053
Terna - Rete Elettrica Nazionale	566	4,784
Tokyo Electric Power Holdings (A)	600	2,383
Tokyo Gas	100	2,267
UGI	84	2,267
United Utilities Group	274	3,513
Veolia Environnement	315	10,252
Verbund	27	2,237
Vistra	174	4,882
WEC Energy Group	140	12,580
Xcel Energy	243	15,243

		671,205

TOTAL COMMON STOCK
(Cost $25,186,771)	.	25,194,678

PREFERRED STOCK — 0.1%

CONSUMER DISCRETIONARY — 0.1%
Bayerische Motoren Werke, 0.000% (C)	23	2,584
Dr Ing hc F Porsche, 0.000% (C)	50	6,113
Porsche Automobil Holding, 0.000% (C)	61	3,607
Volkswagen, 0.000% (C)	89	11,798

		24,102

CONSUMER STAPLES — 0.0%
Henkel & KGaA, 0.000% (C)	72	5,556

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America Global Developed Equity Index Fund July 31, 2023 (Unaudited)

SCHEDULE OF INVESTMENTS PREFERRED STOCK — continued

	Shares	Value
HEALTH CARE — 0.0%
Sartorius, 0.000% (C)	11	$4,539

TOTAL PREFERRED STOCK
(Cost $40,698)		34,197

RIGHTS — 0.0%

	Number of Rights
Iberdrola ‡‡, (A)(D)	2,607	525

ACS Actividades de Construccion y Servicios ‡‡,(A)	210	227

TOTAL RIGHTS
(Cost $—)	.	752

TOTAL INVESTMENTS— 98.8%
(Cost $25,227,469)		$25,229,627

Percentages are based on Net Assets of $25,532,124.

(A)	Non-income producing security.

(B)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On July 31, 2023, the value of these securities amounted to $81,975, representing 0.3% of the Net Assets of the Fund.

(C)	There is currently no rate available.

(D)	Level 3 security in accordance with fair value hierarchy.

‡‡	Expiration date not available.

ADR — American Depositary Receipt

Cl — Class

EAFE — Europe, Australasia and Far East

MSCI — Morgan Stanley Capital International

REIT — Real Estate Investment Trust

S&P — Standard and Poor’s

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America Global Developed Equity Index Fund July 31, 2023 (Unaudited)

The open futures contracts held by the Fund at July 31, 2023, are as follows:

Type of Contract	Number of	Expiration Date	Notional Amount	Value	Unrealized Appreciation
Long Contracts
MSCI EAFE Index	1	Sep-2023	$106,977	$110,290	$3,314
S&P 500 Index E-MINI	7	Sep-2023	154,243	161,508	7,264

			$261,220	$271,798	$10,578

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America Commodity Strategy Fund July 31, 2023 (Unaudited)

SCHEDULE OF INVESTMENTS U.S. TREASURY OBLIGATIONS — 92.0%

	Face Amount	Value
United States Treasury Inflation Indexed Bonds
3.875%, 04/15/2029	$130,000	$266,300
3.625%, 04/15/2028	280,000	566,039
3.375%, 04/15/2032	130,000	252,330
2.500%, 01/15/2029	255,000	373,548
2.375%, 01/15/2025	344,000	548,657
2.375%, 01/15/2027	163,000	247,308
2.125%, 02/15/2040	205,000	304,810
2.125%, 02/15/2041	299,000	439,075
2.000%, 01/15/2026	369,000	557,948
1.750%, 01/15/2028	354,000	509,516
1.625%, 10/15/2027	1,134,000	1,150,521
1.500%, 02/15/2053	255,000	247,300
1.375%, 07/15/2033	567,000	557,447
1.375%, 02/15/2044	557,000	670,663
1.250%, 04/15/2028	1,154,000	1,136,173
1.125%, 01/15/2033	1,388,000	1,353,944
1.000%, 02/15/2046	321,000	349,574
1.000%, 02/15/2048	298,000	308,695
1.000%, 02/15/2049	280,000	283,645
0.875%, 01/15/2029	770,000	882,314
0.875%, 02/15/2047	401,000	414,099
0.750%, 07/15/2028	892,000	1,028,825
0.750%, 02/15/2042	360,000	405,083
0.750%, 02/15/2045	460,000	480,213
0.625%, 01/15/2026	828,000	1,011,936
0.625%, 07/15/2032	1,368,000	1,313,093
0.625%, 02/15/2043	400,000	425,239
0.500%, 01/15/2028	1,007,000	1,165,995
0.375%, 07/15/2025	900,000	1,105,881
0.375%, 01/15/2027	876,000	1,036,975
0.375%, 07/15/2027	978,000	1,143,687
0.250%, 01/15/2025	1,002,000	1,234,242
0.250%, 07/15/2029	921,000	1,005,240
0.250%, 02/15/2050	249,000	199,931
0.125%, 07/15/2024	2,056,000	2,557,419
0.125%, 10/15/2024	939,000	1,074,049
0.125%, 04/15/2025	873,000	979,466
0.125%, 10/15/2025	1,067,000	1,188,183

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America Commodity Strategy Fund July 31, 2023 (Unaudited)

SCHEDULE OF INVESTMENTS U.S. TREASURY OBLIGATIONS — continued

	Face Amount	Value
0.125%, 04/15/2026	$633,000	$689,861
0.125%, 07/15/2026	933,000	1,113,916
0.125%, 10/15/2026	1,151,000	1,200,877
0.125%, 04/15/2027	1,068,000	1,068,612
0.125%, 01/15/2030	847,000	901,287
0.125%, 07/15/2030	1,155,000	1,230,265
0.125%, 01/15/2031	1,014,000	1,053,291
0.125%, 07/15/2031	1,277,000	1,284,396
0.125%, 01/15/2032	1,342,000	1,294,286
0.125%, 02/15/2051	448,000	338,466
0.125%, 02/15/2052	555,000	390,049

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $39,697,134)		39,340,669

EXCHANGE TRADED FUNDS — 18.0%

	Shares
iShares TIPS Bond ETF	15,700	1,682,412
Legal and General Commodity	195,007	5,994,525

TOTAL EXCHANGE TRADED FUNDS
(Cost $6,550,234)		7,676,937

TOTAL INVESTMENTS— 110.0%
(Cost $46,247,368)		$47,017,606

Percentages are based on Net Assets of $42,754,018.

ETF – Exchange Traded Fund

TIPS – Treasury Inflation Protected Securities